THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                             AS OF FEBRUARY 29, 2000







                                TABLE OF CONTENTS




               President's                             Page 1
               Letter.....................................

               Investment                              Page 2
               Review..................................

               Schedules of                            Page 10
               Investments...........................

               Statements of Assets and                Page 30
               Liabilities...........................

               Statements of                           Page 31
               Operations............................

               Statements of Changes in Net            Page 32
               Assets................................

               Notes to Financial                      Page 34
               Statements............................

               Financial                               Page 39
               Highlights................................














    This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

8










                          THE SARATOGA ADVANTAGE TRUST

                       Semi-Annual Report to Shareholders




April 17, 1999



Dear Shareholder:

     We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust"). This report covers the six months from September 1, 1999 through February 29, 2000.

     The pace of change brought on by the technology "revolution" has many investors feeling simultaneously excited and confused. Many analysts forecast a continuation of the economic environment of the last several years fueled by strong economic growth, low inflation, benign interest rates, and a stable dollar. While many market pundits believe that the fundamentals for investing in stocks remain strong, investors should be cautious about the growing mania for some of the "new-economy" stocks. Rather than chasing a "hot" investment craze, for serious, "core" assets investors should keep focused on their long-term investment goals. Revisit the time-honored "investment pyramid" approach to investing by segregating core asset investment dollars from other money that you are willing to take more risk with, and develop appropriate strategies for each. The Saratoga Advantage Trust mutual funds have been designed to help you manage your core assets. In addition, the overall performance of an index sometimes masks the performance of many stocks, while extraordinary returns by just a few companies can dramatically affect the return of an entire index.

DID YOU KNOW:

     * The Standard & Poor's 500 Index had a return of 21% in 1999. If the S&P 500 were an equal weighted index (which it is not, it is a market capitalization weighted index), simply removing just one stock (Qualcomm, that returned more than 2600% in 1999) would have brought the mean return of the S&P 500 for 1999 down to 15.6%.
     * 249 of the stocks in the S&P 500 had a negative return in 1999, while 40 of the S&P 500 stocks experienced returns greater than 100% for the year.
     * Of the 6,242 U.S. stocks tracked by Morningstar, 54% had negative returns in 1999 and the median return for these stocks in 1999 was -3.9%.

                             Many Mutual Funds Add Value
     The risk of experiencing negative returns is much higher when investing in individual stocks than in equity mutual funds.

DID YOU KNOW:

     * 46% of the 5,323 stocks in existence for the full three years 1997-1999 produced a negative annualized total return.
     * Just 2.5% of the 1,877 equity mutual funds with three year or longer performance histories had a negative annualized total return from 1997-1999.
     * As a group, U.S. equity mutual funds had higher average annualized returns than aggregate U.S. stocks during the past three, five, and ten year periods.

     Try to stay focused on your long-term investment goals. Don't let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust's portfolios are managed by some of the world's leading institutional investment advisory firms. Combining the strength of the Trust's performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals. Successful investing requires discipline and patience.

     Following you will find specific information on the investment strategy and performance of each of the Trust's portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.

     We are dedicated to serving your investment needs. Thank you for investing with us.

Best wishes,


Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York

Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

                              Large Capitalization
            Total Aggregate                    Value
 Return for the Period Ended February        Portfolio     Morningstar Large
               29, 2000                      (Class I)      Value Average1
------------------------------------------------------- --------------------

     9/1/94 (inception) - 2/29/00*             14.1%             14.6%

           3/1/99 - 2/29/00                    -8.4%             -1.1%

           9/1/99 - 2/29/00                   -12.3%             -6.8%

*Annualized performance for periods greater than one year

The Saratoga Large Capitalization Value Portfolio invests in a diverse group of high-quality, undervalued companies that are chosen to outperform style benchmarks such as the Morningstar Large Value Average. The investment team uses fundamentally driven, value-oriented analysis, which leads to the selection of high-quality businesses that are selling substantially less than their intrinsic value. Each business is examined to determine industry position, profitability and financial strength. Management is also evaluated for its decision-making ability, experience, vision, compensation structure, and stock ownership. Over time we expect the share price of these companies to approach their intrinsic value, producing superior returns.

The Portfolio owned the common stocks of 43 companies as of February 29, 2000. The largest holding was Freddie Mac, a federally chartered, government sponsored enterprise formed for the purpose of financing home ownership in the United States. Other major holdings included Computer Associates, which develops and sells software for use on mainframe computers and client server computers; Sprint, the third largest long distance company in the United States and a major carrier of Internet traffic; Minnesota Mining & Manufacturing, a leading manufacturer of industrial, consumer and medical products; and Monsanto, a major producer of high-value agricultural products, pharmaceuticals and food ingredients. Top contributors to the portfolio performance for the six months ended February 29, included News Corp Ltd., Computer Associates, Citigroup, and Alcoa Inc.


1. The Morningstar Large Value Average, as of February 29, 2000, consisted of 622 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

     Past performance is not predictive of future performance.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                   Advised by:
                     Harris Bretall Sullivan & Smith, L.L.C.
                            San Francisco, California

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of common stocks that, in the advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

                              Large Capitalization
            Total Aggregate                  Growth
         Return for the Period              Portfolio       Morningstar Large
        Ended February 29, 2000             (Class I)        Growth Average1
---------------------------------------  ---------------     ----------------

     9/1/94 (inception) - 2/29/00*            26.0 %                26.7%

           3/1/99 - 2/29/00                   28.0 %               40.7 %

           9/1/99 - 2/29/00                   23.7 %               30.6 %

*Annualized performance for periods greater than one year

Harris Bretall began 1999 forecasting a strong year for the economy and financial markets. Our expectations were significantly more optimistic than the consensus view. Yet, even our forecast proved timid. U.S. Real GDP rose an impressive 4.0. Inflation remained under control and interest rates, despite a rise of more than 100 basis points, remained at relatively low levels. The strength in the financial markets powered Saratoga Advantage Trust Large Capitalization Growth Portfolio to one of the best appreciation years ever.

Economic growth, as we predicted, continued to strongly advance, expanding by nearly 5% in the last two quarters of the year, while inflation stayed modest. The inflation statistics for the month of November showed the core CPI up only 0.1%, and wholesale prices up a modest 0.3%. Investors reacted to this news with enthusiasm for equities, pushing stock indices to all-time highs.

For 2000, Harris Bretall expects another strong economic year. We see few signs of a slowdown in economic activity. While we expect the Federal Reserve Bank to lean against this strength, possibly raising interest rates further, we do not anticipate that such a rise in rates will harm the economy. The productivity gains experienced by the United States will spread worldwide, keeping inflation under control. In this environment, global economic expansion will continue, creating an opportunity for strong corporate profit growth. In short, we forecast a continuation of the economic environment of the last several years: strong economic growth, low inflation, benign interest rates, and a stable dollar. As of February 29, 2000, the Portfolio was invested in 42 stocks; stocks which we believe position the Saratoga Advantage Trust Large Capitalization Growth Portfolio to take advantage of the opportunities from productivity gains.

1. The Morningstar Large Growth Average, as of February 29, 2000, consisted of 639 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

     Past performance is not predictive of future performance.

                         SMALL CAPITALIZATION PORTFOLIO
                                   Advised by:
                         Thorsell, Parker Partners, Inc.
                              Westport, Connecticut

Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of the common stocks of small capitalization companies.

                                            Small
            Total Aggregate             Capitalization
         Return for the Period            Portfolio            Morningstar Small
        Ended February 29, 2000           (Class I)              Value Average1
------------------------------------ ---------------------    ------------------

     9/1/94 (inception) - 2/29/00*          10.9%                    12.4%

            3/1/99 -2/29/00                 33.8%                    14.2%

            9/1/99-2/29/00                  13.5%                     3.1%


*Annualized performance for periods greater than one year

During the past several months momentum and positive investor sentiment have supported a move toward smaller stocks such as those in your Portfolio. This return to smaller (versus larger cap) stocks certainly helped performance during the recent six and twelve month periods. In addition, your Portfolio had good exposure in technology, which was by far the strongest sector in the recent market. Your portfolio also had a substantial position in the energy sector, which responded with substantial gains to the sharp rise in the price of oil and gas.

Takeover activity became strong again in the smaller stock sector as profitable mergers were at a record level as a percentage of your Portfolio. Although we do not invest in companies solely because of their merger potential, the purchase prices of these companies reflect the judgment of major investors that your stocks are so undervalued and of such good quality that they are willing to pay a premium to buy them out completely.

The last major factor in the recent strong performance was that we underweighted interest sensitive stocks, such as banks, and held no real estate trusts or utilities. With the general rise in interest rates, these areas did poorly and we avoided much of the damage.

Thorsell, Parker continues its fundamental, bottom-up research on smaller U.S. stocks. We buy stocks for both higher earnings and a higher P/E valuation, not just for projected growth. When these investments are successful we sell them to reinvest in new ideas, which we believe can also produce this "double play" effect. This approach also results in lower average risk than the more speculative style. By contrast, our objective is to buy stocks when they are out of favor and sell stocks that are fully priced and very exposed to negative surprises. Through a full market cycle we believe this approach will continue to produce better results without exposing the portfolio to undue risks.

1. The Morningstar Small Value Average, as of February 29, 2000, consisted of 219 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

     Past performance is not predictive of future performance.

                         INTERNATIONAL EQUITY PORTFOLIO
                                   Advised by:
                            Friends Ivory & Sime plc
                               Edinburgh, Scotland

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of the securities of companies domiciled outside of the United States.

                                  International
            Total Aggregate                Equity             Morgan Stanley
         Return for the Period           Portfolio              EAFE Index
        Ended February 29, 2000          (Class I)            (U.S. Dollars)1
-----------------------------------  -------------------    --------------------

     9/1/94 (inception) - 2/29/00*         10.6%                   10.0%

           3/1/99 - 2/29/00                41.5%                   25.5%

           9/1/99 - 2/29/00                26.4%                   13.6%

*Annualized performance for periods greater than one year

Over the past six months global stock markets have continued to deliver strong returns led by technology and telecommunications shares. International stock markets have outperformed the United States stock market, led by Continental Europe and Japan. Only the United Kingdom has lagged.

Global growth forecasts continue to be revised upwards. For the next two years growth could be the highest since the late 1980's. Any increase in inflation is likely to be modest as the deflationary impact of increased global competition and technological change offset increased cyclical pressure for price increases.

We see little to choose among global stock markets at the present time and believe that stock picking continues to hold the key again for good returns in 2000. We are currently slightly overweight in Japan and Continental Europe and underweight in the UK and Pacific Ex-Japan.

As of February  2000,  the major  weightings in the  Portfolio  were as follows:
49.6% in Continental Europe, 15.8% in the United Kingdom, 26.5% in Japan and 3.1% in Pacific Ex-Japan.

Recent  Portfolio  additions  include:   Ericsson,  a  world  leader  in  mobile
telephony; SAP, a multinational software provider; and Sony, a leading consumer electronics manufacturer.

1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

     Past performance is not predictive of future performance.

                        INVESTMENT QUALITY BOND PORTFOLIO
                                   Advised by:
                           Fox Asset Management, Inc.
                            Little Silver, New Jersey

Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of high quality, actively managed fixed income securities.

                                       Investment Quality         Lipper
            Total Aggregate                   Bond          Short-Intermediate
         Return for the Period              Portfolio        Investment Grade
        Ended February 29, 2000             (Class I)        Debt Funds Index1
-------------------------------------  ------------------   --------------------

     9/1/94 (inception) - 2/29/00*            5.0%                 5.8%

           3/1/99 - 2/29/00                   1.5%                 2.2%

           9/1/99 - 2/29/00                   1.3%                 1.6%

*Annualized performance for periods greater than one year

The Portfolio seeks to provide high income by investing primarily in investment grade bonds with maturities between two and ten years. In the 12 months ended February 29, 2000, the Portfolio distributed dividends of $0.51 per share.

Investments are normally divided approximately evenly between U.S. Treasury securities and Corporate and Government Agency securities. Due to the historically large yield advantage of Government Agency and Corporate bonds over Treasuries, Corporate and Government Agency securities comprise approximately 75% of the Portfolio at this time.

Fox will continue to focus on those instruments that offer improving credit quality, liquidity, and the highest possible total return. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 5.8 years, and an average duration of 3.7 years in the Portfolio.

Other Portfolio statistics as of February 29, 2000 are as follows: Average weighted yield-to-maturity was 6.9%, average weighted coupon was 6.6%, and the average Moody's Rating was Aa3 with 36 fixed income issues held.

1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

     Past performance is not predictive of future performance.

                            MUNICIPAL BOND PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York

Objective: Seeks a high level of interest income exempt from federal income taxation consistent with prudent investment management and the preservation of capital.

            Total Aggregate                                      Lipper General
         Return for the Period           Municipal Bond          Municipal Debt
        Ended February 29, 2000        Portfolio (Class I)        Funds Index1
-----------------------------------    --------------------    -----------------

     9/1/94 (inception) - 2/29/00*            3.9%                    5.1%

            3/1/99-2/29/00                    -5.4%                   -4.0%

            9/1/99-2/29/00                    1.3%                    -1.1%


*Annualized performance for periods greater than one year

The bond market continued its downward spiral during the past six months as the Federal Reserve continued to raise short-term rates in an effort to cool a steamy economy and dampen inflationary pressures. The taxable bond yield curve inverted, an unusual occurrence whereby shorter maturity bond yields moved higher than longer maturity bonds. This was a consequence of an active Federal Reserve pushing short-term rates higher while long bonds benefited from continued muted inflation and the Treasury's surprising announcement that they would buy back bonds with an emphasis on longer maturities. While the taxable yield curve inverted, the municipal yield curve remained steep moving treasury/municipal yield ratios to extremely attractive levels. In fact, insured thirty year municipals are now higher yielding than thirty year treasuries and present significant value on an after tax basis. February was the first month in quite a while that investors began to show some interest in tax-exempt securities as a result of the stock market's retreat and obvious value in municipals.

Due to the steepness of the municipal yield curve, we continued to purchase municipals with maturities ranging from fifteen to twenty years. We maintained our emphasis on high quality securities with 98% of the Portfolio comprised of municipals rated A or better. Slightly more than half of the municipals in the fund are insured as this segment of the market remains attractive due to their higher yields as a result of the over supply of insured municipals in the marketplace. We continue to find value in the general obligation, healthcare and housing sectors of the market as these sector comprise 37%, 16% and 16% of the Portfolio respectively.



1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

     Past performance is not predictive of future performance.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                   Advised by:
                           Sterling Capital Management
                            Charlotte, North Carolina


Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                                              90 Day T-Bills
              7-Day                U.S. Government Money     Average Discount
         Compound Yield              Market Portfolio             Yield
--------------------------------  ----------------------- ----------------------

             2/29/00                       4.9%                    5.6%

         Total Aggregate           U.S. Government Money   Lipper U.S. Treasury
      Return for the Period          Market Portfolio             Money
     Ended February 29, 2000             (Class I)            Market Index1
--------------------------------  ----------------------- ----------------------

  9/1/94 (inception) - 2/29/00*            4.6%                    4.8%

        3/1/99 - 2/29/00                   4.3%                    4.4%

        9/1/99 - 2/29/00                   2.3%                    2.3%

*Annualized performance for periods greater than one year

By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested primarily in U.S. Government Agency Notes as of February 29, 2000. The average dollar-weighted Portfolio maturity was 57 days compared with a maximum allowable average maturity of 90 days. The Fed Funds rate has risen 50 basis points over the last six months to 5.75%. An environment of persistently strong economic growth has forced the Federal Reserve to respond to perceived supply/demand imbalances with tighter monetary policy. The average maturity of the Portfolio has remained within a range of 40 to 72 days since last fall.

 An investment in the U.S.  Government  Money Market Portfolio is not insured or
 guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
 government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

     Past performance is not indicative of future results.


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February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO





   Principal
    Amount                                                                                              Value
----------------                                                                                   -----------------
----------------                                                                                   -----------------
                      SHORT-TERM GOVERNMENT NOTES - 6.86%

                      Federal Home Loan Bank - 6.86%
   $  4,960,000       5.72% due 3/1/00                                                                 $  4,960,000
                                                                                                   -----------------
                                                                                                   -----------------

                      Total Short-Term Government Notes (Cost-$4,960,000)                              $  4,960,000
                                                                                                   -----------------
                                                                                                   -----------------

    Shares
----------------
----------------
                      COMMON STOCKS - 93.46%

                      Aerospace - 2.43%
         47,600       Boeing Company                                                                      1,755,250
                                                                                                   -----------------
                                                                                                   -----------------

                      Airlines - 3.07%
         42,000       AMR, Corp.*                                                                         2,220,750
                                                                                                   -----------------
                                                                                                   -----------------

                      Banking - 9.43%
         25,500       Chase Manhattan Corporation                                                         2,030,437
         87,007       FleetBoston Financial Corporation                                                   2,370,946
         73,160       Wells Fargo Company                                                                 2,418,853
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          6,820,236
                                                                                                   -----------------
                                                                                                   -----------------

                      Beverages -  2.94%
         69,000       Diageo PLC Sponsored ADR                                                            2,126,062
                                                                                                   -----------------
                                                                                                   -----------------

                      Chemicals - 6.79%
         45,400       E.I. du Pont de Nemours and Company                                                 2,292,700
         67,500       Monsanto Company                                                                    2,619,844
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          4,912,544
                                                                                                   -----------------
                                                                                                   -----------------

                      Computer Hardware - 0.71%
         20,500       Compaq Computer Corporation                                                           509,938
                                                                                                   -----------------
                                                                                                   -----------------

                      Computer Software - 4.05%
         45,500       Computer Associates International, Inc.                                             2,926,218
                                                                                                   -----------------
                                                                                                   -----------------

                      Cosmetics/Toiletries - 0.95%
         25,500       Avon Products Inc.                                                                    690,094
                                                                                                   -----------------
                                                                                                   -----------------

                      Financial Services - 12.64%
         46,500       Citigroup, Inc.                                                                     2,403,468
         42,200       Countrywide Credit Industries, Inc.                                                 1,052,363
         85,500       Freddie Mac                                                                         3,569,625
         66,000       Household International Inc.                                                        2,107,875
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          9,133,331
                                                                                                   -----------------
                                                                                                   -----------------

                      Electronics - 3.96%
         44,500       Emerson Electric Company                                                            2,027,531
         18,500       Rockwell International Corporation                                                    837,125
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          2,864,656
                                                                                                   -----------------
                                                                                                   -----------------

    Shares                                                                                              Value
----------------                                                                                   -----------------

                      Healthcare Services - 1.10%
         45,600       Tenet Healthcare Corporation*                                                         798,000
                                                                                                   -----------------
                                                                                                   -----------------

                      Insurance - 7.74%
         32,100       Ace, Ltd.                                                                             573,788
         34,900       AFLAC, Inc..                                                                        1,276,031
         43,976       Conseco, Inc.                                                                         643,149
         52,400       John Hancock Financial Services*                                                      831,850
         56,282       XL Capital Ltd Class A                                                              2,275,903
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          5,600,721
                                                                                                   -----------------
                                                                                                   -----------------

                      Machinery - 2.48%
         51,100       Caterpillar, Inc.                                                                   1,791,694
                                                                                                   -----------------
                                                                                                   -----------------

                      Manufacturing - 0.42%
          5,000       Textron, Inc.                                                                         305,000
                                                                                                   -----------------
                                                                                                   -----------------

                      Metals/Mining - 6.31%
         28,000       Alcoa Inc.                                                                          1,918,000
         30,000       Minnesota Mining & Manufacturing Company                                            2,643,750
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          4,561,750
                                                                                                   -----------------
                                                                                                   -----------------

                      Multimedia - 1.32%
         19,000       News Corporation Limited Sponsored ADR                                                955,938
                                                                                                   -----------------
                                                                                                   -----------------

                      Oil/Gas - 1.47%
         11,000       Anadarko Petroleum Corp.                                                              338,250
         27,100       Unocal Corp.                                                                          724,925
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          1,063,175
                                                                                                   -----------------
                                                                                                   -----------------

                      Pharmaceuticals - 4.78%
         53,000       American Home Products Corporation                                                  2,305,500
         28,000       Cardinal Health Inc.                                                                1,155,000
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          3,460,500
                                                                                                   -----------------
                                                                                                   -----------------

                      Retail - 7.68%
         29,000       CVS Corporation                                                                     1,015,000
        154,000       Kroger Company*                                                                     2,290,750
         42,475       May Department Stores Company                                                       1,112,314
         36,000       McDonalds Corporation                                                               1,136,250
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          5,554,314
                                                                                                   -----------------
                                                                                                   -----------------

                      Telecommunications - 8.75%
         45,000       Bell Atlantic Corporation                                                           2,202,188
         33,000       MCI WorldCom, Inc.*                                                                 1,472,625
         43,500       Sprint Corporation                                                                  2,653,500
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          6,328,313
                                                                                                   -----------------
                                                                                                   -----------------




    Shares                                                                                              Value
----------------                                                                                   -----------------

                      Transportation - 2.73%
         40,000       Burlington Northern Santa Fe Corporation                                              787,500
         61,000       Canadian Pacific Limited                                                            1,189,500
                                                                                                   -----------------
                                                                                                   -----------------
                                                                                                          1,977,000
                                                                                                   -----------------
                                                                                                   -----------------

                      Waste Disposal - 1.71%
         82,500       Waste Management, Inc.                                                              1,237,500
                                                                                                   -----------------
                                                                                                   -----------------


     Total Common Stocks (Cost-$73,338,055)                                                             $ 67,592,984
                                                                                                    -----------------
                                                                                                    -----------------

     Total Investments (Cost-$78,298,055)                                            100.32%            $ 72,552,984
                                                                                                    -----------------
                                                                                                    -----------------

     Other Liabilities in Excess of Other Assets                                     (0.32%)
                                                                                                           (228,774)
                                                                                                    -----------------
                                                                                                    -----------------

     Total Net Assets                                                                100.00%            $ 72,324,210
                                                                               ==============       =================
                                                                               ==============       =================



     * Non-income producing security.

     See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO

13



      Principal
       Amount                                                                                                 Value
   ----------------                                                                                     ------------------
   ----------------                                                                                     ------------------

                           SHORT-TERM CORPORATE NOTES - 1.70%

                           Financial Services -
                           General Electric Capital Corporation Commercial Paper,
      $  2,500,000              5.60% due 3/2/00                                                             $  2,500,000
                                                                                                        ------------------
                                                                                                        ------------------


                           Total Short-Term Corporate Notes (Cost-$2,500,000)                                $  2,500,000
                                                                                                        ------------------
                                                                                                        ------------------

       Shares
   ----------------
   ----------------
                           COMMON STOCKS - 99.43%

                           Advertising - 1.75%
            64,000         Interpublic Group of Companies, Inc.                                                 2,572,000
                                                                                                        ------------------
                                                                                                        ------------------

                           Banking - 1.46%
            65,000         Wells Fargo Company                                                                  2,149,062
                                                                                                        ------------------
                                                                                                        ------------------

                           Beverages - 0.82%
            25,000         Coca-Cola Company                                                                    1,210,938
                                                                                                        ------------------
                                                                                                        ------------------

                           Biomedical - 4.64%
            33,000         Biogen Inc.*                                                                         3,561,937
            17,000         Genentech, Inc.*                                                                     3,278,875
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                6,840,812
                                                                                                        ------------------
                                                                                                        ------------------

                           Computer Hardware - 12.36%
            55,000         Dell Computer Corporation*                                                           2,244,688
            44,000         EMC Corporation*                                                                     5,236,000
            22,000         IBM Corp                                                                             2,244,000
            46,000         Microsoft Corporation*                                                               4,111,250
            46,000         Sun Microsystems, Inc.*                                                              4,381,500
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                               18,217,438
                                                                                                        ------------------
                                                                                                        ------------------

                           Cosmetics/Toiletries - 3.50%
            50,000         Colgate-Palmolive Company                                                            2,609,375
            29,000         Procter & Gamble Company                                                             2,552,000
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                5,161,375
                                                                                                        ------------------
                                                                                                        ------------------

                           Distribution - 2.22%
            66,000         Costco Wholesale Corporation*                                                        3,275,250
                                                                                                        ------------------
                                                                                                        ------------------

                           Electronics - 16.51%
            24,000         Applied Materials, Inc*                                                              4,390,500
            53,000         Intel Corporation                                                                    5,989,000
            24,000         JDS Uniphase Corporation*                                                            6,327,000
            18,000         PMC-Sierra Inc.*                                                                     3,475,125
            25,000         Texas Instruments Incorporated                                                       4,162,500
                                                                                                        ------------------
                                                                                                               24,344,125
                                                                                                        ------------------

       Shares                                                                                                 Value
   ----------------                                                                                     ------------------

                           Financial Services - 9.73%
            75,000         Charles Schwab Corporation                                                           3,135,937
            61,500         Citigroup, Inc.                                                                      3,178,781
            60,000         Morgan Stanley Dean Witter & Company                                                 4,226,250
            41,000         The Goldman Sachs Group, Inc.                                                        3,792,500
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                               14,333,468
                                                                                                        ------------------
                                                                                                        ------------------

                           Insurance - 1.73%
            28,750         American International Group, Inc.                                                   2,542,578
                                                                                                        ------------------
                                                                                                        ------------------

                           Internet - 8.99%
            60,000         America Online, Inc.*                                                                3,540,000
            22,000         Broadvision, Inc.*                                                                   5,556,375
            26,000         Yahoo!, Inc.*                                                                        4,151,875
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                               13,248,250
                                                                                                        ------------------
                                                                                                        ------------------

                           Manufacturing - 4.35%
            34,000         General Electric Company                                                             4,494,375
            37,000         Illinois Tool Works, Inc.                                                            1,912,438
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                6,406,813
                                                                                                        ------------------
                                                                                                        ------------------

                           Multimedia - 1.71%
            75,000         The Walt Disney Company                                                              2,512,500
                                                                                                        ------------------
                                                                                                        ------------------

                           Networking Products - 6.09%
            55,000         Cisco Systems, Inc.*                                                                 7,270,312
             9,000         Network Appliance, Inc*                                                              1,698,750
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                8,969,062
                                                                                                        ------------------
                                                                                                        ------------------

                           Oil Field Services - 3.66%
            75,000         Halliburton Company                                                                  2,841,683
            35,000         Schlumberger Limited                                                                 2,551,458
                                                                                                        ------------------
                                                                                                                5,393,141
                                                                                                        ------------------
                                                                                                        ------------------

                           Pharmaceuticals - 5.67%
            37,000         Bristol-Myers Squibb Company                                                         2,102,063
            31,000         Johnson & Johnson                                                                    2,224,250
            70,000         Pfizer, Inc.                                                                         2,248,750
            51,000         Schering-Plough Corporation                                                          1,778,625
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                8,353,688
                                                                                                        ------------------
                                                                                                        ------------------

                           Retail - 7.76%
            69,000         Home Depot, Inc.                                                                     3,989,062
            45,000         Target Corporation                                                                   2,655,000
            80,000         Walgreen Company                                                                     2,065,000
            56,000         Wal-Mart Stores, Inc.                                                                2,726,500
                                                                                                        ------------------
                                                                                                               11,435,562
                                                                                                        ------------------



       Shares                                                                                                 Value
   ----------------                                                                                     ------------------
                           Telecommunications - 6.48%
            46,000         Lucent Technologies, Inc.                                                            2,737,000
            54,000         MCI WorldCom, Inc.*                                                                  2,409,750
            55,000         Qwest Communciations International Inc.*                                             2,507,010
            50,000         SBS Communications Inc.                                                              1,900,000
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                9,553,760
                                                                                                        ------------------

   Total Common Stocks (Cost-$86,747,760)                                                                   $ 146,519,822
                                                                                                        ------------------
                                                                                                        ------------------

   Total Investments (Cost-$89,247,760)                                                101.13%              $ 149,019,822
                                                                                                        ------------------
                                                                                                        ------------------

   Other Liabilities in Excess of Other Assets                                         (1.13%)                (1,663,338)
                                                                                                        ------------------
                                                                                                        ------------------

  Total Net Assets                                                                     100.00%              $ 147,356,484
                                                                              =================         ==================
                                                                              =================         ==================



   * Non-income producing security.

   See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO

16



         Shares                                                                                               Value
      --------------                                                                                      --------------
      --------------                                                                                      --------------
                            COMMON STOCKS - 83.10%

                            Beverages - 3.32%
             30,000         Canandaigua Brands, Inc.*                                                       $ 1,470,000
                                                                                                          --------------
                                                                                                          --------------

                            Building & Construction - 1.49%
            140,000         American Homestar Corp*                                                             297,500
             25,000         Champion Enterprises, Inc.*                                                         157,813
             80,000         Oakwood Homes Corporation                                                           205,000
                                                                                                          --------------
                                                                                                          --------------
                                                                                                                660,313
                                                                                                          --------------
                                                                                                          --------------

                            Electronics - 22.92%
             36,500         Harman International Industries, Inc                                              2,260,719
            107,500         Silicon Valley Group, Inc.*                                                       2,721,093
             18,000         Teleflex Incorporated                                                               508,500
             44,000         Varian Semiconductor Equipment Associates, Inc.*                                  2,557,500
             49,000         Vishay Intertechnology, Inc.*                                                     2,107,000
                                                                                                          --------------
                                                                                                          --------------
                                                                                                             10,154,812
                                                                                                          --------------
                                                                                                          --------------

                            Funeral Services - 3.99%
            416,000         Stewart Enterprises, Inc.                                                         1,768,000
                                                                                                          --------------
                                                                                                          --------------

                            Garden Products - 3.44%
             46,000         Toro Company                                                                      1,523,750
                                                                                                          --------------
                                                                                                          --------------

                            Machinery - 4.26%
            130,247         Albany International, Corp                                                        1,888,582
                                                                                                          --------------
                                                                                                          --------------

                            Manufacturing - 4.69%
             35,000         Harsco Corporation                                                                  868,438
             30,000         Precision Castparts Corporation                                                     774,375
             20,000         Snap-on Incorporated                                                                436,250
                                                                                                          --------------
                                                                                                          --------------
                                                                                                              2,079,063
                                                                                                          --------------
                                                                                                          --------------

                            Medical Products - 6.04%
             67,000         Varian Medical Systems, Inc.*                                                     2,675,812
                                                                                                          --------------
                                                                                                          --------------

                            Music/Clubs - 3.43%
             82,000         Steinway Musical Instruments, Inc.*                                               1,522,125
                                                                                                          --------------
                                                                                                          --------------

                            Oil/Gas - 16.15%
            211,666         EEX Corporation*                                                                    515,936
             15,000         Helmerich & Payne, Inc.                                                             399,375
             98,000         Marine Drilling Companies, Inc.*                                                  2,235,625
            125,000         Oceaneering International, Inc.*                                                  2,375,000
            110,000         Pride International, Inc.*                                                        1,629,375
                                                                                                          --------------
                                                                                                          --------------
                                                                                                              7,155,311
                                                                                                          --------------
                                                                                                          --------------

                            Publishing - 0.45%
              5,000         Houghton Mifflin Company                                                            199,063
                                                                                                          --------------
                                                                                                          --------------


         Shares                                                                                               Value
      --------------                                                                                      --------------

                            Restaurants - 7.64%
             61,500         CKE Restaurants, Inc.                                                               392,063
             75,000         Jack In The Box Inc.*                                                             1,504,687
             57,000         Outback Steakhouse, Inc. *                                                        1,489,125
                                                                                                          --------------
                                                                                                          --------------
                                                                                                              3,385,875
                                                                                                          --------------
                                                                                                          --------------

                            Retail - 2.68%
             71,500         ShopKo Stores, Inc.*                                                              1,188,687
                                                                                                          --------------
                                                                                                          --------------

                            Steel - 2.60%
            279,700         Oregon Steel Mills, Inc.                                                          1,153,762
                                                                                                          --------------
                                                                                                          --------------


                            Total Common Stocks (Cost-$39,536,091)                                           36,825,155
                                                                                                          --------------
                                                                                                          --------------

        Principal
         Amount
      --------------
      --------------
                            Repurchase Agreement - 10.89%
                            State Street Bank & Trust Company:  at 3.50%, dated  2/29/00, to be repurchased at $4,824,469 on 3/1/00, collateralized by $4,925,250
                            U.S. Treasury Note, 5.125% due 8/31/00
          4,824,000         (Cost-$4,824,000)                                                                 4,824,000
                                                                                                          --------------
                                                                                                          --------------



      Total Investments (Cost-$44,360,091)                                                   93.99%         $41,649,155
                                                                                                          --------------
                                                                                                          --------------

      Other Assets in Excess of Other Liabilities                                             6.01%           2,664,179
                                                                                                          --------------
                                                                                                          --------------

      Total Net Assets                                                                      100.00%        $ 44,313,334
                                                                                  ==================      ==============



      * Non-income producing security.

      See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

18

        Shares                                                                                                Value
     --------------                                                                                     ------------------
     --------------                                                                                     ------------------
                           COMMON STOCKS - 95.83%

                           FINLAND - 5.27%
                           Telecommunications
            10,375         Nokia Oyj Sponsored ADR                                                          $   2,057,492
                                                                                                        ------------------
                                                                                                        ------------------

                           FRANCE - 11.44%
                           Banking - 1.81%
            17,000         Societe Generale Sponsored ADR                                                         704,788
                                                                                                        ------------------
                                                                                                        ------------------

                           Insurance - 1.44%
             8,900         AXA Sponsored ADR                                                                      560,700
                                                                                                        ------------------
                                                                                                        ------------------

                           Oil/Gas - 2.06%
            11,970         Total Fina SA Sponsored ADR                                                            803,486
                                                                                                        ------------------
                                                                                                        ------------------

                           Pharmaceuticals - 2.07%
            15,600         Aventis S.A. Sponsored ADR                                                             811,200
                                                                                                        ------------------
                                                                                                        ------------------

                           Telecommunications - 4.06%
            10,850         Alcatel SA Sponsored ADR                                                               512,663
             6,500         France Telecom S.A. Sponsored ADR                                                    1,069,250
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                1,581,913
                                                                                                        ------------------
                                                                                                        ------------------

                           GERMANY - 13.25%
                           Banking - 2.76%
            12,800         Deutsche Bank AG Sponsored ADR                                                       1,077,101
                                                                                                        ------------------
                                                                                                        ------------------

                           Computer Software - 2.34%
            12,800         SAP AG Sponsored ADR                                                                   912,800
                                                                                                        ------------------
                                                                                                        ------------------

                           Diversified Manufacturing Operations - 2.66%
             5,800         Siemens AG Unsponsored ADR                                                           1,035,874
                                                                                                        ------------------
                                                                                                        ------------------

                           Machinery - 5.49%
             6,500         Mannesmann AG Sponsored ADR                                                          2,140,299
                                                                                                        ------------------
                                                                                                        ------------------

                           HONG KONG - 1.93%
                           Closed End Funds
            56,500         WEBS-Hong Kong, WEBS-World Equity Benchmark Shares                                     752,156
                                                                                                        ------------------
                                                                                                        ------------------

                           JAPAN - 26.72%
                           Audio/Video Products - 2.89%
             3,600         Sony Corporation Sponsored ADR                                                       1,128,150
                                                                                                        ------------------
                                                                                                        ------------------

                           Banking - 1.95%
            61,331         Bank of Tokyo-Mitsubishi, Ltd. ADR                                                     758,971
                                                                                                        ------------------
                                                                                                        ------------------

        Shares                                                                                                Value
     --------------                                                                                     ------------------

                           Computer Hardware - 2.10%
             8,628         TDK Corporation Sponsored ADR                                                          819,660
                                                                                                        ------------------
                                                                                                        ------------------

                           Cosmetics/Toiletries - 2.76%
             4,059         Kao Corporation Unsponsored ADR                                                      1,077,089
                                                                                                        ------------------
                                                                                                        ------------------

                           Finance - 1.91%
             8,550         Orix Corporation Sponsored ADR                                                         743,850
                                                                                                        ------------------
                                                                                                        ------------------

                           Indentification Sys/Dev - 2.07%
             4,500         Secom, Co., LTD Unsponsored ADR                                                        806,179
                                                                                                        ------------------
                                                                                                        ------------------

                           Manufacturing - 2.13%
             3,720         Bridgestone Corporation Unsponsored ADR                                                831,359
                                                                                                        ------------------
                                                                                                        ------------------

                           Office Equipment - 3.86%
            35,320         Canon, Inc. Sponsored ADR                                                            1,501,100
                                                                                                        ------------------
                                                                                                        ------------------

                           Printing - 1.14%
             9,031         Toppan Printing Co., Ltd. Unsponsored ADR                                              445,172
                                                                                                        ------------------
                                                                                                        ------------------

                           Retail - 2.65%
            10,278         Seven-Eleven Japan Co., Ltd. Unsponsored ADR                                         1,034,803
                                                                                                        ------------------
                                                                                                        ------------------

                           Telecommunications - 3.26%
            18,700         Nippon Telegraph & Telephone Corporation Sponsored ADR                               1,271,600
                                                                                                        ------------------
                                                                                                        ------------------

                           NETHERLANDS - 6.95%
                           Banking - 2.06%
            15,600         ING Groep N.V. Sponsored ADR                                                           804,375
                                                                                                        ------------------
                                                                                                        ------------------

                           Electronics - 2.10%
             4,282         Koninklijke (Royal) Philips Electronics N.V. NY Reg Share                              820,003
                                                                                                        ------------------
                                                                                                        ------------------

                           Multimedia - 2.79%
            15,750         VNU NV Sponsored ADR                                                                 1,086,504
                                                                                                        ------------------
                                                                                                        ------------------

                           SOUTH KOREA - 1.20%
                           Power/Utility - 0.58%
            16,350         Korea Electric Power Corporation Sponsored ADR                                         224,813
                                                                                                        ------------------
                                                                                                        ------------------

                           Steel - 0.62%
             9,625         Pohang Iron & Steel Company Ltd Sponsored ADR                                          241,828
                                                                                                        ------------------
                                                                                                        ------------------

                           SPAIN - 4.55%
                           Banking - 1.58%
            58,800         Banco Santander Central Hispano Sponsored ADR                                          617,400
                                                                                                        ------------------

        Shares                                                                                                Value
     --------------                                                                                     ------------------

                           Telecommunications - 2.97%
            13,331         Telefonica S.A. Sponsored ADR                                                        1,155,631
                                                                                                        ------------------
                                                                                                        ------------------

                           SWEDEN -5.17%
                           Telecommunications
            21,000         Telefonaktiebolaget LM Ericsson Sponsored ADR                                        2,016,000
                                                                                                        ------------------
                                                                                                        ------------------

                           SWITZERLAND - 3.28%
                           Food Products - 1.81%
             8,400         Nestle SA Sponsored ADR                                                                708,170
                                                                                                        ------------------
                                                                                                        ------------------

                           Human Resources - 1.47%
             5,800         Adecco SA Sponsored ADR                                                                571,300
                                                                                                        ------------------
                                                                                                        ------------------

                           UNITED KINGDOM - 16.07%
                           Banking - 1.47%
             5,800         Barclays PLC Sponsored ADR                                                             571,300
                                                                                                        ------------------
                                                                                                        ------------------

                           Insurance - 1.70%
             9,000         Prudential Corporation PLC Sponsored ADR                                               662,820
                                                                                                        ------------------
                                                                                                        ------------------

                           Multimedia - 2.39%
             7,000         Reuters Group PLC Sponsored ADR                                                        931,875
                                                                                                        ------------------
                                                                                                        ------------------

                           Oil/Gas - 2.11%
            19,800         Shell Transport & Trading Company Sponsored ADR                                        822,938
                                                                                                        ------------------
                                                                                                        ------------------

                           Pharmaceuticals - 1.58%
            12,600         Glaxo Wellcome PLC Sponsored ADR                                                       614,250
                                                                                                        ------------------
                                                                                                        ------------------

                           Telecommunications - 6.84%
             5,804         British Telecommunications PLC Sponsored ADR                                         1,034,562
            55,600         Marconi Plc Unsponsored ADR                                                            692,554
            16,200         Vodafone Airtouch PLC Sponsored ADR                                                    934,538
                                                                                                        ------------------
                                                                                                        ------------------
                                                                                                                2,661,654
                                                                                                        ------------------


                                                                                                        ------------------
     Total Investments (Cost-$26,661,689)                                           95.83%                 $   37,366,603
                                                                                                        ------------------
                                                                                                        ------------------

     Other Assets in Excess of Other Liabilities                                     4.17%                      1,626,025
                                                                                                        ------------------
                                                                                                        ------------------

     Total Net Assets                                                              100.00%                  $  38,992,628
                                                                             ==============             ==================
                                                                             ==============             ==================



     *  Non-income producing security.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT QUALITY BOND PORTFOLIO

21

           Principal
            Amount                                                                                             Value
       ------------------                                                                                 ----------------
       ------------------                                                                                 ----------------

                                U.S. GOVERNMENT NOTES - 48.72%

                                U.S. Treasury Notes - 22.11%
            $  3,505,458        3.375% due 1/15/07                                                           $  3,311,571
               5,000,000        5.625% due 5/15/08                                                              4,689,050
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                8,000,621
                                                                                                          ----------------
                                                                                                          ----------------

                                Federal Home Loan Mortgage Corp -  9.95%
               2,500,000        5.125% due 10/15/08                                                             2,166,024
                 288,352        6.50% due 4/15/20                                                                 286,818
                 479,401        6.85% due 10/15/21                                                                477,153
                 670,137        7.25% due 4/15/24                                                                 669,300
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                3,599,295
                                                                                                          ----------------
                                                                                                          ----------------

                                Federal National Mortgage Association -  16.60%
               6,375,000        6.00% due 5/15/08                                                               5,898,852
                 107,080        7.00% due 12/25/18                                                                106,644
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                6,005,496
                                                                                                          ----------------
                                                                                                          ----------------

                                Government National Mortgage Association - 0.06%
                  20,910        8.50% due 4/1/18                                                                   20,916
                                                                                                          ----------------
                                                                                                          ----------------


                                Total Cost U.S. Government Notes (Cost-$18,086,612)                            17,626,328
                                                                                                          ----------------
                                                                                                          ----------------


                                CORPORATE NOTES & BONDS - 49.88%

                                Automotive - 3.81%
               1,500,000        TRW, Inc., 6.05% due 1/15/05                                                    1,379,834
                                                                                                          ----------------
                                                                                                          ----------------

                                Banking - 1.66%
                 600,000        Nationsbank Corp., 5.375% due 4/15/00                                             599,388
                                                                                                          ----------------
                                                                                                          ----------------

                                Broadcasting - 3.80%
                 250,000        Cox Communications Inc., 6.375% due 6/15/00                                       249,500
               1,055,000        EZ Communications CBS 9.75% due 12/01/05                                        1,126,213
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                1,375,713
                                                                                                          ----------------
                                                                                                          ----------------

                                Chemicals - 4.01%
               1,500,000        ICI Wilmington, 6.95% due 9/15/04                                               1,452,585
                                                                                                          ----------------
                                                                                                          ----------------

                                Financial Services -  11.13%
               1,000,000        Associates Corporate N. America,  6.625% due 06/15/05                             960,110
                 350,000        Associates Corporate N. America, 6.25% due 09/15/00                               349,080
                 750,000        BHP Finance USA, 7.875% due 12/01/02                                              751,658
                                Delta Funding Home Equity Loan Trust Series 1997-1 Class A2,
                 441,249              6.92% due 5/25/15                                                           438,628


           Principal
            Amount                                                                                            Value
       ------------------                                                                                -----------------

                                Fleet Credit Card Master Trust, Ser. 1995-F, Class A1, 6.05%
                 510,000              due 8/1/03                                                                  507,607
                 250,000        Morgan Stanley MTN, 5.75% due 2/15/01                                             246,743
                 276,404        National Auto Finance Ser 1996-1 A 6.33% due 12/21/02                             275,713
                                Prime Credit Card Master Trust 1996-1 Class A 6.70%
                 500,000              due 7/15/04                                                                 497,340
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                4,026,879
                                                                                                          ----------------
                                                                                                          ----------------

                                Healthcare Services - 3.27%
               1,200,000        Tenet Healthcare Corp., 8.825% due 12/1/03                                      1,182,000
                                                                                                          ----------------
                                                                                                          ----------------

                                Insurance - 2.53%
                 825,000        Geico Corporation, 9.15% due 9/15/21                                              913,613
                                                                                                          ----------------
                                                                                                          ----------------

                                Machinery - 0.27%
                 100,000        Ingersoll-Rand Company 6.255% due 2/15/01                                          98,976
                                                                                                          ----------------
                                                                                                          ----------------

                                Manufacturing - 0.35%
                 125,000        ADT Operations 8.25% due 8/01/00                                                  125,573
                                                                                                          ----------------
                                                                                                          ----------------

                                Metals/Mining - 3.05%
               1,200,000        Cyprus Minerals, Inc., 6.625% due 10/15/05                                      1,104,960
                                                                                                          ----------------
                                                                                                          ----------------

                                Multimedia - 2.82%
               1,000,000        Westinghouse Electric CBS, 8.375% due 6/15/02                                   1,018,550
                                                                                                          ----------------
                                                                                                          ----------------

                                Oil/Gas - 0.76%
                 275,000        Amoco Canada Petro Company LTD, 7.25% due 12/01/02                                275,063
                                                                                                          ----------------
                                                                                                          ----------------

                                Pharmaceuticals -2.83%
               1,000,000        American Home Products 7.9% due 2/15/05                                         1,022,290
                                                                                                          ----------------
                                                                                                          ----------------

                                Power/Utility - 2.34%
                 150,000        Public Service Electric & Gas, 7.875% due 11/01/01                                151,260
                 700,000        Southern California Edison, 5.875% due 1/15/01                                    693,826
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                  845,086
                                                                                                          ----------------
                                                                                                          ----------------

                                Telecommunications -  0.53%
                 190,000        GTE Corporation 9.375% due 12/1/00                                                193,350
                                                                                                          ----------------
                                                                                                          ----------------

                                Transportation - 3.37%
               1,300,000        Union Pacific Corp., 6.12% due 2/1/04                                           1,220,986
                                                                                                          ----------------
                                                                                                          ----------------

                                Waste Disposal - 3.35%
                 500,000        WMX Technologies, 6.70% due 5/1/01                                                487,965
                 750,000        WMX Technologies, 7.125% due 6/15/01                                              725,888
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                1,213,853
                                                                                                          ----------------
                                                                                                          ----------------





       Total Corporate Notes & Bonds (Cost-$18,644,304)                                                   $  18,048,699
                                                                                                          ----------------

       Total Investments (Cost-$36,730,916)                                              98.60%           $35,675,027
                                                                                                          ----------------
                                                                                                          ----------------

       Other Assets in Excess of Other Liabilities                                        1.40%                   505,943
                                                                                                          ----------------
                                                                                                          ----------------

       Total Net Assets                                                                 100.00%              $ 36,180,970
                                                                                     ===========          ================
                                                                                     ===========          ================


       MTN - Medium Term Note

       See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO

24

       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------

                         MUNICIPAL BONDS - 97.52%

                         ARIZONA - 4.21%
                         Water/Sewer
         $  500,000      Sedona Arizona Wastewater, 4.75% due 7/1/27                                          $   407,755
                                                                                                          ----------------
                                                                                                          ----------------

                         CALIFORNIA - 8.57%
                         Education - 3.03%
                         California State Public Works Board Lease Revenue Various
             50,000            California State University Projects, 6.00% due 9/1/15                              53,022
                         California State Public Works Board Lease Revenue, 5.375%
            250,000             due 10/1/17                                                                       240,233
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                  293,254
                                                                                                          ----------------
                                                                                                          ----------------
                         Housing - 3.67%
                         California Housing Finance Agency Single Family Mortgage,
            385,000             5.30% due 8/1/18                                                                  355,501
                                                                                                          ----------------
                                                                                                          ----------------

                         Turnpike/Toll - 1.88%
                         Foothill/Eastern Corridor Agency California Toll Road Revenue
            200,000            Refunding 5.75% due 1/15/40                                                        181,848
                                                                                                          ----------------
                                                                                                          ----------------

                         COLORADO - 1.56%
                         Health/Hospitals
            150,000      Denver Colorado City & County Hospital, 6.00% due 10/1/15                                151,548
                                                                                                          ----------------
                                                                                                          ----------------

                         FLORIDA - 0.37%
                         Education
             35,000      Dade County Florida School Board Ser. A, 5.75% due 5/1/12                                 36,340
                                                                                                          ----------------
                                                                                                          ----------------

                         GEORGIA - 7.68%
                         Airport - 3.13%
            305,000      Atlanta Georgia Airport Facilities Revenue, 6.25% due 1/01/21                            303,213
                                                                                                          ----------------
                                                                                                          ----------------

                         Education - 2.34%
            215,000      Jackson County Georgia School District, 6.00% due 7/1/14                                 227,266
                                                                                                          ----------------
                                                                                                          ----------------

                         General Obligation - 2.20%
            200,000      Georgia State Ser. B, 6.250% due 4/1/07                                                  213,528
                                                                                                          ----------------
                                                                                                          ----------------

                         HAWAII -4.43%
                         General Obligation
            505,000      Hawaii State Ser CR, 4.75 due 4/01/18                                                    428,937
                                                                                                          ----------------
                                                                                                          ----------------

                         ILLINOIS - 4.44%
                         Health/Hospitals
                         Illinois Health Facilities Authority Northwestern Medical Facility
            500,000            Foundation, 5.00% due 11/15/18                                                     430,085
                                                                                                          ----------------
                                                                                                          ----------------



       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------
                         IOWA - 0.54%
                         Water/Sewer
             50,000      West Des Moines Iowa Water Revenue, 6.80% due 12/1/13                                     52,611
                                                                                                          ----------------
                                                                                                          ----------------

                         KENTUCKY - 1.02%
                         Turnpike/Toll
                         Kentucky State Turnpike Authority Economic Development,
            100,000            5.625% due 7/1/15                                                                   99,130
                                                                                                          ----------------
                                                                                                          ----------------

                         LOUISIANA - 1.58%
                         General Obligation
            150,000      New Orleans Louisiana, 6.125% due 10/1/16                                                153,039
                                                                                                          ----------------
                                                                                                          ----------------

                         MARYLAND - 3.17%
                         Resource Recovery
                         Maryland State Energy Financing Adiministration Solid Waste
                              Disposal Revenue Wheelabrator Water Projects, 6.30%
            300,000           due 12/01/10                                                                        307,257
                                                                                                          ----------------
                                                                                                          ----------------

                         MISSOURI - 0.42%
                         Housing
                         Missouri State Housing Development Commission GNMA Backed
             40,000            Sec-C, 6.90% due 7/1/18                                                             40,966
                                                                                                          ----------------
                                                                                                          ----------------

                         NEBRASKA - 0.41%
                         Power/Utility
             40,000      Omaha Nebraska Public Power Distribution, 5.50% due 2/1/14                                39,882
                                                                                                          ----------------
                                                                                                          ----------------

                         NEVADA - 1.54%
                         Housing
            150,000      Nevada Housing Division - Single Family Ser. A, 6.15% due 4/1/17                         149,676
                                                                                                          ----------------
                                                                                                          ----------------

                         NEW YORK - 10.74%
                         Education - 1.33%
                         New York State Dormitory Authority City University, 5.75%
            125,000           due 7/1/09                                                                          129,091
                                                                                                          ----------------
                                                                                                          ----------------

                         General Obligation - 7.16%
            200,000      New York New York Ser. A, 6.50% due 7/15/06                                              214,280
            500,000      New York, NY Ser E, 5.25% due 2/1/12                                                     479,450
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                  693,730
                                                                                                          ----------------
                                                                                                          ----------------

                         Housing - 0.78%
             75,000      New York State Mortgage Agency Ser. 54, 6.10% due 10/1/15                                 75,968
                                                                                                          ----------------
                                                                                                          ----------------

                         Pollution Control - 0.42%
                         New York State Environmental Facilities Corporation Pollution
             40,000           Control, 5.875% due 6/15/14                                                          40,488
                                                                                                          ----------------
                                                                                                          ----------------

                         Transportation - 1.05%
            100,000      Metropolitan Transportation Authority New York, 5.50% due 7/1/08                         101,731
                                                                                                          ----------------
       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------

                         NORTH DAKOTA - 6.01%
                         Housing
            250,000      North Dakota State Housing Finance Agency Ser. A, 5.25% due 7/1/18                       223,418
            390,000      North Dakota State Housing Finance Agency Ser. C, 5.50% due 7/1/18                       359,502
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                  582,920
                                                                                                          ----------------
                                                                                                          ----------------

                         OHIO - 5.13%
                         General Obligation - 4.54%
            500,000      Akron Ohio, 5.00% due 12/1/18                                                            440,530
                                                                                                          ----------------
                                                                                                          ----------------

                         Health/Hospitals - 0.58%
             50,000      Lorain County Ohio Hospital Medical Center, 7.75% due 11/1/13                             56,252
                                                                                                          ----------------
                                                                                                          ----------------

                         PENNSYLVANIA - 4.24%
                         General Obligation - 2.94%
            300,000      Pennsylvania State Second Series, 5.00% due 11/15/12                                     285,333
                                                                                                          ----------------
                                                                                                          ----------------

                         Tax Allocation - 0.77%
                         Philadelphia Pennsylvania Municipal Authority Series A, 5.625%
             75,000           due 11/15/14                                                                         74,511
                                                                                                          ----------------
                                                                                                          ----------------

                         Water/Sewer - 0.53%
                         Pittsburgh Pennsylvania Water & Sewer Authority Series B, 5.600%
             50,000            due 9/1/15                                                                          51,332
                                                                                                          ----------------
                                                                                                          ----------------

                         PUERTO RICO - 0.68%
                         Power/Utility
             65,000      Puerto Rico Electric Power Authority, 6.00% due 7/1/15                                    66,112
                                                                                                          ----------------
                                                                                                          ----------------

                         SOUTH CAROLINA - 6.84%
                         Health/Hospitals - 2.32%
                         Spartanburg County South Carolina Health Services Series B, 5.125%
            250,000            due 4/15/17                                                                        224,545
                                                                                                          ----------------
                                                                                                          ----------------

                         Power/Utility - 4.52%
                         Piedmont Municipal Power Agency South Carolina Electric Revenue
            500,000             Ser A, 5.00% due 1/1/18                                                           438,195
                                                                                                          ----------------
                                                                                                          ----------------

                         TEXAS - 5.77%
                         Education - 2.20%
            250,000      Houston Texas Independent School District Ser. A, 5.00% due 2/15/24                      213,640
                                                                                                          ----------------
                                                                                                          ----------------

                         General Obligation - 1.01%
             75,000      Houston Texas Ser. C, 5.25% due 4/1/14                                                    71,618
             25,000      San Antonio Texas Certificates of Obligation, 6.625% due 8/1/14                           26,610
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                   98,228
                                                                                                          ----------------

                         Housing - 2.03%
                         Texas State Veterans Housing Assistance Program Ser B, 5.75%
            200,000            due 12/1/2013                                                                      196,994
                                                                                                          ----------------
       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------

                         Power/Utility - 0.52%
             50,000      Brazos River Authority Texas Revenue, 5.800% due 8/01/15                                  50,009
                                                                                                          ----------------
                                                                                                          ----------------

                         UTAH - 3.52%
                         General Obligation
            400,000      Clearfield City Utah, 5.00% due 2/1/23                                                   341,224
                                                                                                          ----------------
                                                                                                          ----------------

                         WASHINGTON - 3.02%
                         Education - 2.55%
                         Spokane Cnty Washington School District No. 356 Ser A, 5.45%
            250,000           due 6/1/2013                                                                        247,098
                                                                                                          ----------------
                                                                                                          ----------------

                         Power/Utility - 0.47%
             35,000      Seattle Washington Light & Power Series A, 5.75% due 8/1/11                               35,568
                         Washington State Public Power Supply Nuclear Project No. 1
             10,000             Series B, 7.25%7/1/12                                                              10,302
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                   45,870
                                                                                                          ----------------
                                                                                                          ----------------

                         WASHINGTON D.C. - 2.06%
                         Public Facilities
                         Washington DC Convention Center Authority Dedicated Tax
            250,000            Revenue Senior Lien, 4.75% due 10/01/28                                            199,505
                                                                                                          ----------------
                                                                                                          ----------------

                         WISCONSIN - 9.31%
                         Education - 6.28%
                         Wisconsin State Health & Educational Facilities Authority Series A,
            400,000            5.250% due 8/15/19                                                                 353,260
            300,000      Wisconsin State Health & Educational Facilities, 5.25% due 8/15/27                       255,540
                                                                                                          ----------------
                                                                                                          ----------------
                                                                                                                  608,800
                                                                                                          ----------------
                                                                                                          ----------------

                         Housing - 3.03%
                         Wisconsin Housing & Economic Development Home Ownership,
            300,000            6.200% due 3/1/27                                                                  293,691
                                                                                                          ----------------

                         WYOMING- 0.26%
                         Housing
                         Wyoming Community Development Authority Housing, 6.65%
             25,000           due 12/1/06                                                                          25,363
                                                                                                          ----------------
                                                                                                          ----------------

     Total Investments (Cost-$10,094,719)                                                97.52%              $  9,452,993
                                                                                                          ----------------
                                                                                                          ----------------

     Other Assets in Excess of Other Liabilities                                          2.48%
                                                                                                                  239,990
                                                                                                          ----------------
                                                                                                          ----------------

     Total Net Assets                                                                   100.00%              $  9,692,983
                                                                                  ==============          ================
                                                                                  ==============          ================


     FRN - Floating Rate Note

     See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

28


       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------
     ---------------                                                                                      ----------------
                            U.S. GOVERNMENT NOTES - 100.02%

                            Federal Farm Credit Bank Discount Notes - 8.56%
          $  52,000         5.55% due 3/23/00                                                                  $   51,824
            184,000         5.80% due 3/27/00                                                                     183,229
            268,000         5.63% due 3/30/00                                                                     266,785
            137,000         5.70% due 3/31/00                                                                     136,349
             73,000         5.62% due 4/4/00                                                                       72,613
            259,000         5.68% due 4/4/00                                                                      257,612
          2,830,000         5.75% due 4/20/00                                                                   2,807,399
             87,000         5.77% due 8/10/00                                                                      84,741

                                                                                                          ----------------
                                                                                                          ----------------
                            Total Federal Farm Credit Bank (Cost-$3,860,551)                                  $ 3,860,551
                                                                                                          ----------------
                                                                                                          ----------------


                            Federal Home Loan Bank Discount Notes - 15.87%
            373,000         5.80% due 3/22/00                                                                     371,738
            120,000         5.83% due 4/7/00                                                                      119,281
          1,232,000         5.68% due 4/12/00                                                                   1,223,836
          3,204,000         5.70% due 4/12/00                                                                   3,182,693
          2,000,000         5.15% due 5/17/00                                                                   2,000,000
            265,000         5.67% due 5/26/00                                                                     261,411

                            Total Federal Home Loan Bank Discount Notes
                                                                                                          ----------------
                                                                                                          ----------------
                            (Cost-$7,158,959)                                                                 $ 7,158,959
                                                                                                          ----------------
                                                                                                          ----------------

                            Federal Home Loan Mortgage Discount Notes - 25.02%
          4,101,000         5.66% due 3/8/00                                                                    4,096,486
            768,000         5.65% due 3/14/00                                                                     766,433
             50,000         5.60% due 4/4/00                                                                       49,736
          3,495,000         5.75% due 4/11/00                                                                   3,472,113
          2,507,000         5.69% due 4/20/00                                                                   2,487,187
            142,000         5.72% due 4/20/00                                                                     140,872
            175,000         5.75% due 7/6/00                                                                      171,450
            105,000         5.67% due 8/11/00                                                                     102,281

                            Total Federal Home Loan Mortgage Discount Notes
                                                                                                          ----------------
                                                                                                          ----------------
                            (Cost-$11,286,558)                                                               $ 11,286,558
                                                                                                          ----------------
                                                                                                          ----------------


                            Federal National Mortgage Association - 50.57%
            656,000         5.60% due 3/1/00                                                                      656,000
          4,500,000         5.60% due 3/2/00                                                                    4,499,300
          4,775,000         5.62% due 3/2/00                                                                    4,774,254
            170,000         5.55% due 3/7/00                                                                      169,843
            246,000         5.57% due 3/7/00                                                                      245,772
             22,000         5.58% due 3/28/00                                                                      21,908
             32,000         5.71% due 4/3/00                                                                       31,833
          1,729,000         5.72% due 4/20/00                                                                   1,715,264
          1,147,000         5.75% due 5/11/00                                                                   1,133,993

       Principal
         Amount                                                                                                Value
     ---------------                                                                                      ----------------

          1,394,000         5.77% due 5/25/00                                                                   1,375,008
            518,000         5.82% due 5/25/00                                                                     510,882
             50,000         5.88% due 6/8/00                                                                       49,192
          2,875,000         5.78% due 7/13/00                                                                   2,813,145
          2,745,000         5.79% due 7/20/00                                                                   2,682,750
          2,171,000         5.80% due 7/20/00                                                                   2,121,682
             10,000         5.88% due 8/3/00                                                                        9,747

                                                                                                          ----------------
     Total Federal National Mortgage Association (Cost-$22,810,573)                                          $ 22,810,573
                                                                                                          ----------------
                                                                                                          ----------------

     Total Investments (Cost-$45,116,641)                                         100.02%                    $ 45,116,641
                                                                                                          ----------------
                                                                                                          ----------------

     Other Liabilities in Excess of Other Assets                                  (0.02%)                        (10,928)
                                                                                                          ----------------
                                                                                                          ----------------

     Total Net Assets                                                             100.00%                    $ 45,105,713
                                                                      ====================                ================
                                                                      ====================                ================




     See accompanying notes to financial statements.


February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                     30
                                ------------- ------------- -------------  -------------- ------------- ------------  --------------
                                                                                                                           U.S.
                                   Large         Large                                     Investment                   Government
                                CapitalizationCapitalization   Small       International    Quality      Municipal        Money
                                   Value        Growth      Capitalization    Equity          Bond         Bond           Market
                                 Portfolio     Portfolio     Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
                                ------------- ------------- -------------  -------------- ------------- ------------  --------------
Assets
    Investments, (including
repurchase
    agreements of $0, $0,
$4,824,000, $0, $0
    $0, $0 respectively), at value
(cost -
    $78,298,055; $89,247,760;
$44,360,091;
    $26,661,689; $36,730,916;
$10,094,719
    and $45,116,641, respectively;  $72,552,984  $149,019,822   $41,649,155     $37,366,603   $35,675,027   $9,452,993   $45,116,641
note 1f)
  Cash                                        -       920,834           277       1,906,832             -      146,889        78,079
  Receivable for shares of
beneficial
  interest sold                         423,167       542,754       384,827         369,534        53,886        1,164       386,136
Receivable for investments sold       1,490,242     5,440,169     2,459,627               -       286,070            -             -
Interest receivable                                     2,336           469               -       574,501      126,862
                                              -                                                                               81,256
Dividends receivable                    130,453        55,950         8,790          14,861             -            -             -
Foreign taxes receivable                                                             25,544
                                              -             -             -                             -            -             -
Prepaid expenses and other assets        21,671        22,133        12,593          11,829        13,666       16,338        15,772
                                    ------------- ------------- -------------  -------------- ------------- ------------ -----------
     Total Assets                    74,618,517   156,003,998    44,515,738      39,695,203    36,603,150    9,744,246    45,677,884
                                    ------------- ------------- -------------  -------------- ------------- ------------ -----------

Liabilities
Payable to manager                        39,076        74,168        22,686          23,067        16,129        4,665       17,270
Administration fee payable                 5,391        10,232         3,130           2,758         2,630          682        3,260
Payable for shares of beneficial
 interest redeemed                       324,358       628,799        80,515         655,754       177,829        2,103      488,757
Payable for investments purchased      1,916,433     7,900,151             -               -             -            -            -
Other payables and accrued                 9,049        34,164        96,073          20,996       225,592       43,813       62,884
 expenses
                                      ------------- ------------- -------------  -------------- ------------- ----------------------
       Total Liabilities               2,294,307     8,647,514       202,404         702,575       422,180       51,263      572,171
                                      ------------- ------------- -------------  -------------- ------------- ----------------------

Net Assets
  Shares of beneficial interest at        44,355        46,610        39,153          23,819        37,115       10,099      232,408
par value
  Paid-in-surplus                     78,330,075    78,629,881    41,925,591      27,000,442    37,831,925   10,423,545   44,879,442
  Accumulated undistributed net
investment
    income (loss)                        129,459     (220,933)     (113,426)       (118,519)           961        2,046      (2,931)
  Accumulated net realized gain
(loss) on
    investments and foreign
currency                               (434,608)     9,128,864     5,172,952       1,381,972     (633,142)    (100,981)      (3,206)
    transactions
  Net unrealized appreciation
(depreciation)
    on investments                   (5,745,071)    59,772,062   (2,710,936)      10,704,914   (1,055,889)    (641,726)            -
                                      ------------- ------------- -------------  -------------- ------------- ----------------------
       Total Net Assets              $72,324,210  $147,356,484   $44,313,334     $38,992,628   $36,180,970   $9,692,983  $45,105,713
                                      ============= ============= =============  ============== ============= ======================

Net Asset Value per Share
   Class I
   Net Assets                        $68,784,387  $140,766,290   $42,650,063     $37,843,343   $34,944,817   $9,608,467  $44,018,691
   Shares of beneficial interest       4,216,723     4,449,654     3,767,126       2,310,842     3,584,644    1,001,145   44,026,707
outstanding
                                      ------------- ------------- -------------  -------------- ------------- ----------------------
   Net asset value and offering
price per                                 $16.31        $31.64        $11.32          $16.38         $9.75        $9.60        $1.00
    Share
                                      ============= ============= =============  ============== ============= ======================


Net Asset Value per Share
   Class B
   Net Assets                           $430,149      $659,005      $157,056        $189,382       $84,456       $8,274      $92,745
   Shares of beneficial interest          26,618        21,200        14,032          11,697         8,670          862       92,744
outstanding
                                      ------------- ------------- -------------  -------------- -------------  ---------------------
   Net asset value and offering
price per                                 $16.16        $31.08        $11.19          $16.19         $9.74        $9.60        $1.00
     Share
                                      ============= ============= =============  ============== =============  =====================

Net Asset Value per Share
   Class C
   Net Assets                          $3,109,674    $5,931,189    $1,506,215        $959,903     $1,151,697     $76,242    $994,277
   Shares of beneficial interest          192,143       190,057       134,144          59,253        118,055       7,943     994,293
outstanding
                                      ------------- ------------- -------------  -------------- -------------- -----------  --------
   Net asset value and offering
price per                                 $16.18        $31.21        $11.23          $16.20          $9.76       $9.60        $1.00
     Share
                                      ============= ============= =============  ============== ============== ===========  ========

See accompanying notes to financial statements.



Six Months Ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    31

                            --------------   -------------- --------------- --------------  --------------- -------------- ---------
                                                                                                                              U.S.
                               Large            Large                                        Investment                   Government
                            Capitalization   Capitalization     Small       International      Quality        Municipal      Money
                               Value           Growth      Capitalization     Equity            Bond           Bond          Market
                             Portfolio        Portfolio      Portfolio       Portfolio       Portfolio       Portfolio     Portfolio
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------
Investment Income
  Dividends                  $517,769 (1)     $365,207        $112,832        $78,016 (1)           $0             $0            $ 0
  Interest                    155,802           38,517          29,230                       1,300,396        299,870      1,346,040
                                                                                 -
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------
 Total investment income      673,571          403,724         142,062         78,016        1,300,396        299,870      1,346,040
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------

Operating Expenses
 Management fees (notes 2a,
2e)                           267,115          438,455         130,452        133,423          112,777         29,176        120,271
 Administration fees (note
2c)                           25,480           40,040          12,740          9,100           14,560          4,550         18,200
 Transfer and dividend
disbursing agent fees          45,500           63,700          27,300         24,570           34,580          9,100         36,400
Custodian fees (note 2a)       26,527           34,206          51,127         30,425           30,736         29,976         27,354
 Registration fees             15,252           11,946          12,107         10,372           10,720          9,169         13,535
 Auditing fees                  7,156            7,156           7,156          7,156            7,156          7,156          7,156
 Reports and notices to
  shareholders                  5,460           11,874           6,574          2,513            5,460              -          6,572
 Legal fees                     9,100           10,010           7,280          4,550            5,096          1,820          6,370
 Trustees' fees                 1,820            9,275           5,010            748            3,797            748          5,010
 Distribution & service fees
   (note 2d)
     Class B                    1,555            1,984             498            529              383             58            446
     Class C                   11,715           20,595           4,050          2,552            3,141            297          3,298
 Miscellaneous                  2,053            3,328           2,615          1,098            1,097            364          1,587
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------
 Total operating expenses     418,733          652,569         266,909        227,036          229,503         92,414        246,199
Less: Management fees
 waived and/or expenses
 assumed (note 2a)            (1,762)                -               -              -                -       (27,515)              -
Expense offset
 arrangement (note 2a)        (1,047)         (26,016)           (167)       (28,605)          (8,896)          (856)           (54)
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------
 Net operating expenses      415,924          626,553         266,742        198,431          220,607         64,043        246,145
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------

 Net investment income
(loss)                       257,647        (222,829)       (124,680)      (120,415)        1,079,789        235,827      1,099,895
                            -------------   -------------- --------------- --------------  --------------- -------------- ----------

Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss)
on securities               3,059,451        9,293,224       6,038,535      1,542,668        (588,000)      (100,981)          (843)

 Net change in unrealized
  Appreciation(depreciation)
  on investments         (13,477,242)       19,765,173       (498,574)      6,755,306           26,672      (297,386)              -

                          --------------   -------------- --------------- --------------  --------------- -------------- -----------

 Net realized gain (loss)
and change in unrealized
appreciation (depreciation)
 on investments          (10,417,791)       29,058,397       5,539,961      8,297,974        (561,328)      (398,367)          (843)

  Net increase (decrease) in
net assets resulting from
operations              ($10,160,144)      $28,835,568      $5,415,281     $8,177,559         $518,461     ($162,540)     $1,099,052

                         ==============   ============== =============== ==============  =============== ============== ============

(1) Net of foreign withholding taxes of $4,037 and $11,029 for Large Capitalization Value and
International Equity, respectively.

See accompanying notes to financial statements.

Six Months Ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    32
                                    -------------------------------- -------------------------------- ------------------------------
                                        Large Capitalization Value       Large Capitalization Growth          Small Capitalization
                                                    Portfolio                        Portfolio                        Portfolio
                                    -------------------------------- -------------------------------- ------------------------------

                                   6 Mos. Ended      Year Ended     6 Mos. Ended     Year Ended      6 Mos. Ended     Year Ended
                                 February 29, 2000 August 31,1999 February 29, 2000 August 31,1999 February 29, 2000 August 31,1999

Operations
Net investment income (loss)            $257,647         $551,397      ($222,829)       ($382,898)       ($124,680)       ($196,421)
Net realized gain (loss) on
 investments                           3,059,451        3,911,254       9,293,224        7,636,240        6,038,535          538,422
Net change in unrealized appreciation
 (depreciation) on investments      (13,477,242)        4,723,895      19,765,173       30,990,758        (498,574)        8,450,520
                                    ---------------  --------------- --------------- ---------------- ----------------  ------------
Net increase (decrease) in net
  assets resulting from operations  (10,160,144)        9,186,546      28,835,568       38,244,100        5,415,281        8,792,521

                                    ---------------  --------------- --------------- ---------------- ----------------  ------------

Dividends and Distributions to
Shareholders
Net investment income
     Class I                           (658,178)        (238,346)               -                -                -                -
     Class B                             (2,492)                -               -                -                -                -
     Class C                            (20,810)                -               -                -                -                -
Net realized gain
     Class I                         (7,097,607)      (2,604,268)     (7,263,382)      (1,644,127)        (477,007)      (6,885,615)
     Class B                            (26,868)                -        (21,967)                -          (1,052)                -
     Class C                           (224,407)                -       (232,902)                -         (10,630)                -
Total dividends and distributions
  to shareholders                    (8,030,362)      (2,842,614)     (7,518,251)      (1,644,127)        (488,689)      (6,885,615)
                                  ---------------  --------------- --------------- ---------------- ----------------  --------------

Share Transactions of
Beneficial Interest
Net proceeds from shares sold
     Class I                          17,932,902       43,516,472      22,465,625       50,917,991        5,780,661       15,232,180
     Class B                             355,470          180,079         405,545          206,626           70,605           76,827
     Class C                           2,496,740        1,173,280       3,935,459        2,225,861        1,124,970          246,405
Reinvestment of dividends and
 distributions
     Class I                           7,680,655        2,808,762       7,192,439        1,626,717          474,529        6,833,808
     Class B                              27,162                -          20,096                -            1,005                -
     Class C                             238,806                -         225,959                -           10,629                -
Cost of shares redeemed
     Class I                        (17,834,333)     (16,842,950)    (25,185,919)     (40,089,419)      (6,586,306)      (8,991,933)
     Class B                            (32,783)                -        (19,011)             (11)          (1,749)                -
     Class C                           (143,465)         (26,750)       (999,162)         (26,409)         (19,816)          (6,695)
Net increase in net assets from
  share transactions of beneficial
  interest                            10,721,154       30,808,893       8,041,031       14,861,356          854,528       13,390,592

                                    ---------------  --------------- --------------- ---------------- ----------------  ------------

Total increase (decrease) in
  net assets                         (7,469,352)       37,152,825      29,358,348       51,461,329        5,781,120       15,297,498

Net Assets
  Beginning of period                 79,793,562       42,640,737     117,998,136       66,536,807       38,532,214       23,234,716
                                   ---------------  --------------- --------------- ---------------- ----------------  -------------
  End of period (including
undistributed
    (overdistributed) net investment
income
    of $129,459, $553,292; ($220,933),
    $1,896; ($113,426), $11,254;
($118,519),
    $182,952; $961; $1,896; $2,046,
    $2,047; ($2,931), and $1,895,
   respectively)                     $72,324,210      $79,793,562    $147,356,484     $117,998,136      $44,313,334      $38,532,214
                                 ===============  =============== =============== ================ ================  ===============

See accompanying notes to financial statements.



Six Months Ended February 29, 2000
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


---------------------------------   --------------------------------  -------------------------------  -----------------------------
 International Equity Portfolio         Investment Quality Bond               Municipal Bond            U.S. Government Money Market
                                               Portfolio                         Portfolio                         Portfolio
---------------------------------  ---------------------------------   ------------------------------  -----------------------------


 6 Mos. Ended      Year Ended       6 Mos. Ended      Year Ended      6 Mos. Ended     Year Ended       6 Mos. Ended     Year Ended
Feb. 29, 2000    August 31,1999     Feb. 29, 2000   August 31,1999   Feb. 29, 2000   August 31,1999   Feb. 29, 2000   August 31,1999
----------------- ---------------   ---------------- ---------------  --------------- ---------------  --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------  --------------- -------------

      ($120,415)        $238,631         $1,079,789      $1,952,674         $235,827         $430,743     $1,099,895      $1,821,251
       1,542,668         703,979          (588,000)          94,374        (100,981)           78,058          (843)           (138)

       6,755,306       3,788,888             26,672     (1,593,458)        (297,386)        (807,644)
                                                                                                               -               -
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------

       8,177,559       4,731,498            518,461         453,590        (162,540)        (298,843)      1,099,052       1,821,113
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------




       (178,106)       (173,213)        (1,064,744)     (1,950,367)        (234,581)        (430,382)    (1,090,494)     (1,819,600)
           (520)               -            (1,717)           (159)            (201)             (24)        (1,646)           (142)
         (2,430)               -           (14,263)         (2,186)          (1,046)            (186)       (12,581)         (1,510)

       (587,319)               -           (20,777)       (225,023)         (62,225)         (43,266)              -               -
         (1,245)               -                  -               -             (48)                -              -               -
         (5,821)               -                  -               -            (365)                -              -               -

       (775,441)       (173,213)        (1,101,501)     (2,177,735)        (298,466)        (473,858)    (1,104,721)     (1,821,252)
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------




       8,797,665      13,305,963          8,135,188      23,031,923        1,119,110        5,637,079     25,322,528      50,062,160
         103,207          65,536             20,166          64,322           19,143            8,604         39,152          70,317
         705,512         365,497            983,491         293,323           39,116           46,798      1,469,210         350,624

         600,042         171,246          1,028,449       2,128,885          291,591          468,341      1,069,987       1,777,737
           1,763               -              1,713             177              217               29          1,558             153
           8,249               -             14,251           2,239            1,409              182         12,322           1,522

     (7,583,794)     (8,226,685)       (14,716,571)    (18,093,662)      (2,899,669)      (3,571,865)   (30,726,505)    (41,973,797)
         (3,842)               -              (300)            (49)         (18,687)                -       (18,435)               -
       (228,087)        (16,947)          (120,722)         (8,367)            (380)          (8,296)      (782,698)        (56,687)

       2,400,715       5,664,610        (4,654,335)       7,418,791      (1,448,150)        2,580,872    (3,612,881)      10,232,029
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------

       9,802,833      10,222,895        (5,237,375)       5,694,646      (1,909,156)        1,808,171    (3,618,550)      10,231,890


      29,189,795      18,966,900         41,418,345      35,723,699       11,602,139        9,793,968     48,724,263      38,492,373
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------
----------------- ---------------   ---------------- ---------------  --------------- ---------------- --------------- -------------





     $38,992,628     $29,189,795        $36,180,970     $41,418,345       $9,692,983      $11,602,139    $45,105,713     $48,724,263
================= ===============   ================ ===============  =============== ================ =============== =============
================= ===============   ================ ===============  =============== ================ =============== =============



Six Months Ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

34

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Thorsell, Parker Partners, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Friend Ivory & Sime plc: International Equity. Unified Fund Services, Inc. (the "Administrator") served as the Trust's administrator until January 31, 2000. Funds Distributor, Inc. served as the Trust's administrator effective February 1, 2000 pursuant to the Administration Agreement dated September 21, 1999. Unified Fund Services, Inc. (the "Distributor") served as the Trust's Distributor until September 20, 1999. Funds Distributor, Inc. served as the Trust's Distributor effective September 21, 1999 pursuant to the Distribution Agreement dated September 21, 1999. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.
     Currently, each portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.
     The following is a summary of significant accounting policies consistently followed by each Portfolio:

       (a) Valuation of Investments

       Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

       (b) Federal Income Tax

       It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

       (c) Security Transactions and Other Income

       Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

       (d) Dividends and Distributions

       The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                                     Income
                                                   Dividends   Capital Gains
                                                  ----------------------------
                    Large Capitalization Value      annually      annually
                    Large Capitalization Growth     annually      annually
                    Small Capitalization            annually      annually
                    International Equity            annually      annually
                    Investment Quality Bond         daily *       annually
                    Municipal Bond                  daily *       annually
                    U.S. Government Money Market    daily *       annually
                         *  paid monthly
       Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

       (e) Allocation of Expenses

       Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

       (f) Repurchase Agreements

       The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

       (g) Other

       The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable monthly by the Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .75% for International Equity; .55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

       For the six months ended February 29, 2000, the Manager voluntarily waived $1,762 and $27,515 for Large Capitalization Value and Municipal Bond, respectively.

       The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

     (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

       (c) The administration fee is accrued daily and payable monthly to the Administrator.

      (d) The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class B and Class C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets of Class B and Class C shares. Up to 0..25% of average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

      (e) The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Agreement can be terminated by either party, without penalty, upon 60 days prior notice. For the six months ended February 29, 2000, reimbursement payments were made by the following Portfolios to the Manager under the terms of the Expense Agreement: $5,648, $1,276, $9,358, $4,607, $936 and $9,358 for the Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond and Money Market Portfolios respectively.

3.    PURCHASES AND SALES OF SECURITIES

       For the six months ended February 29, 2000 purchases and sales of investment securities, other than short-term securities were as follows:
                                             Purchases       Sales
                                         ----------------------------
           Large Capitalization Value     $50,881,478    $41,006,805
           Large Capitalization Growth     34,419,657     32,459,929
           Small Capitalization            10,141,613     16,534,415
           International Equity            12,377,396     11,039,804
           Investment Quality Bond         14,310,638     16,120,354
           Municipal Bond                   1,187,030      1,652,503
4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

       At  February  29,  2000,  the  composition  of  unrealized   appreciation
(depreciation) of investment securities were as follows:

                                Appreciation (Depreciation)     Net
                                -----------------------------------------
  Large Capitalization Value      $4,819,308  ($10,564,379) ($5,745,071)
  Large Capitalization Growth     62,086,328    (2,314,266)   59,772,062
  Small Capitalization             8,798,584   (11,509,520)  (2,710,936)
  International Equity            11,441,940      (737,026)   10,704,914
  Investment Quality Bond             38,601    (1,094,490)  (1,055,889)
  Municipal Bond                      42,505      (684,231)    (641,726)

For U.S. federal income tax, the cost of securities owned at February 29, 2000 was substantially the same as the cost of securities for financial statement purposes.

5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

       Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the I Class were as follows for the periods indicated:
                                  (Unaudited)
                                6 Months Ended          Year Ended
                                 February 29, 2000    August 31, 1999
                                ----------------      ---------------
Large Capitalization Value
      Issued                    936,845               2,133,762

      Redeemed                 (949,942)               (815,931)

      Reinvested from
        Dividends               417,417                144,855
                            ----------------      ---------------
      Net Increase in
        Shares                404,320                 1,462,686
                            ----------------      ---------------

Large Capitalization Growth
      Issued                     764,778            2,054,585

      Redeemed                 (8638,997)          (1,573,032)

      Reinvested from
        Dividends              239,427               71,851
                            ----------------      ---------------
      Net Increase in
        Shares                 165,208               553,404
                              ----------------     ---------------

Small Capitalization
       Issued                  564,517              1,541,540

       Redeemed                (631,683)             (919,820)

       Reinvested from
         Dividends              51,024                795,518
                            ----------------      ---------------
       Net Increase
         (Decrease) in Shares  (16,142)               1,417,238
                           ----------------        ---------------

International Equity
       Issued                    583,647            1,115,375

       Redeemed                  (492,320)           (686,830)

       Reinvested from
         Dividends                 38,444              14,969
                             ----------------      ---------------
       Net Increase in
         Shares                   129,771             443,514
                             ----------------     ---------------

Investment Quality Bond
       Issued                        825,239         2,250,732

       Redeemed                  (1,501,331)       (1,776,225)

       Reinvested from
         Dividends                  104,760           209,194
                             ----------------    ---------------
       Net Increase
         (Decrease) in Shares    (571,332)             683,701
                             ----------------     ---------------

Municipal Bond
       Issued                      116,179           534,305

       Redeemed                   (300,754)        (336,987)

       Reinvested from
          Dividends                30,144             44,442
                              ----------------    ---------------
       Net Increase
         (Decrease) in Shares     (154,431)          241,760
                              ----------------    ---------------

U.S. Government Money Market
       Issued                     25,322,527        50,062,160

      Redeemed                 (30,726,505)        (41,973,797)

       Reinvested from
         Dividends                1,069,987          1,777,737
                              ----------------     ---------------
       Net Increase
         (Decrease) in Shares   (4,333,991)           9,866,100
                               ----------------     ---------------
Each Portfolio has unlimited Class B and Class C shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class B and Class C shares were as follows for the period indicated:



                                            Class B                               Class C
                                (Unaudited)       Period from          (Unaudited)        Period from
                                  6 Months         1/4/99*               6 Months            1/4/99*
                                Ended 2/29/00      to 8/31/99          Ended 2/29/00      to 8/31/99
                               -----------------------------------   -----------------------------------
Large Capitalization Value
       Issued                      18,643                8,367             131,690            56,675

       Redeemed                    (1,880)                  -             (8,067)            (1,212)

       Reinvested from
         Dividends                 1,488                    -              13,057                -
                                -----------------  ------------------   -----------------------------------
       Net Increase in
         Shares                    18,251               8,367             136,680            55,463
                                 -----------------------------------   -----------------------------------

Large Capitalization Growth
       Issued                       13,645                7,611          136,292              83,457

       Redeemed                     (733)                 -             (36,312)              (980)

       Reinvested from
         Dividends                   677                  -               7,600                -

                                 -----------------------------------   -----------------------------------
       Net Increase in
         Shares                       13,589              7,611         107,580                82,477
                                 -----------------------------------   -----------------------------------

Small Capitalization
       Issued                         6,838               7,276          110,766               24,889

       Redeemed                       (191)                  -           (1,932)                (729)

       Reinvested from
         Dividends                    109                    -             1,150                  -
                                  -----------------  ------------------   ----------------------------------
       Net Increase in
         Shares                        6,756               7,276          109,984              24,160
                                  -----------------------------------   -----------------------------------

International Equity
       Issued                           6,724               5,159         47,172              30,308

       Redeemed                         (300)                   -         (17,361)            (1,399)

       Reinvested from
         Dividends                      114                    -            533                   -
                                    ----------------- ------------------   ---------------------------------
       Net Increase in
         Shares                           6,538            5,159              30,344              28,909
                                    -----------------------------------   ----------------------------------

Investment Quality Bond
       Issued                           2,048               6,465            100,150             29,380

       Redeemed                          (31)                 (5)            (12,312)              (843)

       Reinvested from
         Dividends                      175                   18               1,455               225
                                     -----------------------------------   ---------------------------------
       Net Increase in
         Shares                          2,192                 6,478            89,293          28,762
                                     -----------------------------------   ---------------------------------

Municipal Bond
       Issued                            1,927              837                4,036               4,598

       Redeemed                         (1,927)              -                  (40)                (815)

       Reinvested from
         Dividends                        22                 3                  146                 18
                                      -----------------   ------------------   -----------------------------
       Net Increase in
          Shares                          22                    840            4,142                3,801
                                        -----------------------------------   ------------------------------

U.S. Government Money Market
       Issued                            39,151                70,317         1,469,197           350,624

       Redeemed                         (18,435)                    -         (782,698)            (56,688)

       Reinvested from
         Dividends                       1,558                   153            12,322              1,522
                                         -----------------  ------------------   ---------------------------
       Net Increase in
         Shares                            22,274             70,470            698,821             295,458
                                         -----------------------------------   -----------------------------------
* Commencement of offering


6.    CAPITAL LOSS CARRYFORWARDS

       At August 31, 1999, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

              Name of Portfolio                          Total           2005           2006          2007
             -----------------                           -----           ----           ----          ----

 U.S. Government Money Market Portfolio                  $2,309            $32           $187        $2,090

In accordance with U.S. Treasury regulations, the following Portfolios have incurred and will elect to defer realized capital losses arising after October 31, 1998 ("Post-October losses"). Such losses are treated for tax purposes as arising on the first business day of the Portfolio's next taxable year (September 1, 1999).

                                                       Capital
                                                       Losses
                                                  ------------------
  Large Capitalization Value Portfolio                       $
                                                                  -
  Large Capitalization Growth Portfolio
                                                                  -
  Small Capitalization Portfolio
                                                                  -
  International Equity Portfolio
                                                                  -
  Investment Quality Bond Portfolio                          24,365
  Municipal Bond Portfolio
                                                                  -
  U.S. Government Money Market Portfolio                         54


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate



Large Capitalization Value Portfolio (Class I)

September 1, 1999 to
 February 29, 2000
 (Unaudited)   $20.59       --       ($2.31)     ($2.31)    ($0.17)     ($1.80)  $16.31   (12.32%)  $68,784  1.02%(4)  0.67%(4)  54%

Year Ended
August 31, 1999   18.15     0.13        3.40        3.53     (0.09)      (1.00)  20.59     19.84%     78,484  1.10%(1) 0.84%(1)  67%

Year Ended
 August 31, 1998  18.57     0.14        0.07        0.21     (0.39)      (0.24)  18.15     0.96%     42,641  1.30%(1)  0.69%(1)  54%

Year Ended
August 31, 1997   14.45     0.09        4.37        4.46     (0.08)      (0.26) 18.57     31.37%     29,676  1.31%(1)  0.60%(1)  25%

Year Ended
August 31, 1996   12.30     0.07        2.33        2.40     (0.11)      (0.14) 14.45     19.73%     18,274  1.28%(1)  0.97%(1)  26%

September 2, 1994 (2)
To August 31, 1995 10.00(3) 0.15        2.20        2.35     (0.05)      --     12.30    23.60%     5,515  0.40%(1,4) 2.29%(1,4) 33%


     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997,  Saratoga Capital  Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived  all of its  fees  and  assumed  a  portion  of the  operating  expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an
expense  offset   arrangement  with  its  custodian  bank.  I  f  such  waivers, assumptions  and  expense  offsets  had not been in  effect  for the  respective periods, the ratios of net operating expenses to average daily net assets and of net  investment  income (loss) to average daily net assets would have been 1.12%
and 0.86%  respectively,  for the year ended August 31,  1999,  1.39% and 0.60%, respectively,  for the year ended August 31,1998, 1.56% and 0.35%, respectively, for the year ended August 31,1997, 2.19% and 0.04%,  respectively,  for the year ended August 31,1996 and 6.54% and (3.85%),  annualized,  respectively,  for the period  September 2, 1994  (commencement of operations) to August 1, 1995.


Large Capitalization Growth Portfolio (Class I)
September 1, 1999 to
February 29, 2000
(Unaudited)   $26.98     ($0.11)       $6.43       $6.32     --         ($1.66) $31.64   23.75%  $140,766   0.90%(4) (0.30%)(4) 24%

Year Ended
August 31, 1999  17.83    (0.09)        9.65        9.56     --          (0.41) 26.98    54.03%   115,586   1.02%(1) (0.36%)(1) 39%

Year Ended
August 31, 1998  17.87    (0.07)        0.81        0.74      --        (0.78)  17.83     3.91%   66,537    1.18%(1) (0.34%)(1) 45%


Year Ended
August 31, 1997  13.16      (0.02)        4.73        4.71     --          --   17.87    35.79%    47,197   1.36%(1) (0.12%)(1) 53%

Year Ended
August 31, 1996  12.86      (0.02)        0.35        0.33    (0.01)     (0.02) 13.16    2.56%     33,962  1.34%(1) (0.13%)(1) 50%

September 2, 1994 (2)
to August 31, 1995 10.00(3)  0.02        2.85        2.87     (0.01)      --    12.86    28.77%   11,107   0.51%(1,4) 0.32%(1,4) 23%

     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997,  Saratoga Capital  Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived  all of its  fees  and  assumed  a  portion  of the  operating  expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.02% and
(0.36%)  respectively,  for the year ended August 31,  1999,  1.25% and (0.41%),
respectively,   for  the  year  ended   August   31,1998,   1.36%  and  (0.20%),
respectively,   for  the  year  ended   August   31,1997,   1.67%  and  (0.60%),
respectively,  for  the  year  ended  August  31,1996  and  5.00%  and  (4.17%), annualized,  respectively,  for the period  September 2, 1994  (commencement  of operations) to August 31,1995



Small Capitalization Portfolio (Class I)

September 1, 1999 to
February 29, 2000
(Unaudited)  $10.10     ($0.20)       $1.54       $1.34     --         ($0.12)  $11.32   13.56%   $42,650   1.32%(4) (0.61%)(4) 27%

Year Ended
August 31, 1999 9.82      0.05)        3.02        2.97     --          (2.69)  10.10    34.91%    38,225   1.21%(1) (0.60%)(1) 32%

Year Ended
August 31, 1998 15.05    (0.10)       (4.20)      (4.30)       --       (0.93)   9.82   (30.64%)   23,235   1.28%(1) (0.63%)(1)  96%

Year Ended
August 31, 1997 13.58    (0.07)        2.37        2.30     --          (0.83)   15.05    18.07%   28,781   1.30%(1) (0.70%)(1) 162%

Year Ended
August 31, 1996 12.62    (0.09)        1.44        1.35    ($0.00)      (0.39)   13.58     11.03%   22,071  1.25%(1) (0.83%)(1)  95%

September 2, 1994 (2)
to August 31, 1995  10.00(3) 0.02      2.61        2.63     (0.01)      --      12.62   26.38%   15,103  0.42%(1,4) 0.07%(1,4) 111%

     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997,  Saratoga Capital  Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived  all of its  fees  and  assumed  a  portion  of the  operating  expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such Waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.31% and
(0.70%),  respectively,  for the year ended  August 31,  1999,  1.44% and 0.98%,
respectively,   for  the  year  ended   August   31,1998,   1.64%  and  (1.04%),
respectively,   for  the  year  ended   August   31,1997,   1.84%  and  (1.42%),
respectively,  for  the  year  ended  August  31,1996  and  3.57%  and  (3.08%), annualized,  respectively,  for the period  September 2, 1994  (commencement  of operations) to August 31,1995.




International Equity Portfolio (Class I)

September 1, 1999 to
February 29, 2000
 (Unaudited)   $13.18       $0.02       $3.44       $3.46    ($0.08)     ($0.18) $16.38   26.35%    $37,843  1.20%(4) (0.68%)(4) 32%

Year Ended
August 31, 1999 10.92        0.11        2.25        2.36     (0.10)      --    13.18    21.70%     28,743  1.45%(1)  1.00%(1)   46%

Year Ended
August 31, 1998  10.74        0.13        0.09        0.22     (0.04)  --       10.92    2.08%   18,967   1.40% (1)     1.14%(1) 58%

Year Ended
August 31, 1997  9.59        0.23        1.12        1.35     (0.20)      --    10.74    14.39%   10,389    1.64%(1)    0.32%(1) 58%

Year Ended
August 31, 1996  9.33        0.00        0.34        0.34     (0.03)      (0.05)9.59     3.68%     6,857     1.65%(1)   0.23%(1) 58%

September 2, 1994 (2)
to August 31, 1995 10.00(3)  0.05      (0.71)      (0.66)     (0.01)      --    9.33   (6.61%)   2,907    0.38%(1,4)  1.03%(1,4) 36%

     (1) During the fiscal  years  ended  August  31,1997,  August 31,  1998 and
August 31, 1999,  Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived  all of its  fees  and  assumed  a  portion  of the  operating  expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.49% and
1.04%  respectively,  for the year  ended  August  31,  1999,  1.96% and  0.59%,
respectively,   for  the  year  ended   August   31,1998,   2.76%  and  (1.00%),
respectively,   for  the  year  ended   August   31,1997,   3.91%  and  (2.33%),
respectively,  for the year  ended  August  31,1996  and  20.15%  and  (14.99%), annualized,  respectively,  for the period  September 2, 1994  (commencement  of operations) to August 31,1995



Investment Quality Bond Portfolio (Class I)

September 1, 1999 to
February 29, 2000
(Unaudited)  $9.88       $0.26     ($0.13)       $0.13    ($0.26)       --      $9.75    1.34%    $34,945    1.07%(4)   5.34%(4) 38%


Year Ended
August 31, 1999 10.29     0.49      (0.35)        0.14     (0.49)      (0.06)   9.88      1.33%    41,070     1.05%(1)  4.85%(1) 62%

Year Ended
August 31, 1998 10.09     0.50        0.21        0.71     (0.50)      (0.01)   10.29     7.21%    35,724     1.19%(1)  4.86%(1) 44%

Year Ended
August 31, 1997  9.91     0.51        0.18        0.69     (0.51)        0.00   10.09     7.16%     22,507    1.28%(1)  5.03%(1) 30%

Year Ended
August 31, 1996  10.08    0.48       (0.16)        0.32     (0.48)      (0.01)  9.91      3.23%     16,864    1.31%(1)  4.84%(1) 55%

September 2, 1994 (2)
To August 31, 1995 10.00(3) 0.60      0.08        0.68     (0.60)      --       10.08   7.12%    4,503     0.45%(1,4) 5.77%(1,4) 18%


     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997,  Saratoga Capital  Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived  all of its  fees  and  assumed  a  portion  of the  operating  expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset  arrangement  with its custodian  bank. If such  assumptions  and expense offsets had not been in effect for the respective periods, the ratios of net operating  expenses to average daily net assets and of net investment income
(loss)  to  average   daily  net  assets   would  have  been  1.06%  and  4.86%,
respectively, for the year ended August 31, 1999, 1.37% and 4.69%, respectively, for the year ended August 31,1998, 1.52% and 4.71%,  respectively,  for the year ended August 31,1997, 2.12% and 3.90%,  respectively,  for the year ended August
31,1996  and  7.93%  and  (1.71%),  annualized,  respectively,  for  the  period
September 2, 1994 (commencement of operations) to August 31,1995.


Municipal Bond Portfolio (Class I)

September 1, 1999 to
February 29, 2000
(Unaudited)   $10.00       $0.21     ($0.33)     ($0.12)    ($0.22)     ($0.06) $9.60  (1.26%)  $9,608     1.20%(4)   4.47%(4)   12%

Year Ended
August 31, 1999 10.72       0.42      (0.68)      (0.26)     (0.42)      (0.04) 10.00  (2.55%)   11,556    1.20%(1)   3.96%(1)   23%

Year Ended
August 31, 1998 10.33        0.43        0.42        0.85     (0.44)      (0.02)10.72   8.42%    9,794    1.20%(1)    4.07%(1)   18%

Year Ended
August 31, 1997 10.00        0.43       0.33        0.76     (0.43)      --     10.33   7.67%     7,223    1.21%(1)    4.19%(1)  20%

Year Ended
August 31, 1996  9.93        0.41        0.07        0.48     (0.41)      --    10.00   4.88%    4,708     1.23%(1)    4.03%(1)  12%

September 2, 1994 (2)
To August 31, 1995 10.00(3)   0.51      (0.07)        0.44     (0.51)      --   9.93    4.65%    1,477   0.37%(1,4)  4.79%(1,4)  27%


     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses.
Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, Assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.68% and 4.54% respectively, for the year ended August 31, 1999, 2.15% and 3.12%, respectively, for the year ended August 31,1998, 2.96% and 2.43%, respectively, for the year ended August 31,1997, 5.32% and (0.12%), respectively, for the year ended August 31,1996 and 20.15% and (14.99%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.



U.S. Government Money Market Portfolio (Class I)

September 1, 1999 to
February 29, 2000
(Unaudited)   $1.000      $0.023      --          $0.023   ($0.023)      --     $1.000   2.29%   $44,019    0.98%(4)    4.56(4)  n/a

Year Ended
August 31, 1999 1.000      0.044       0.000       0.044    (0.044)      --     1.000    4.11%   48,358     1.00%(1)    4.02%(1) n/a

Year Ended
August 31, 1998 1.000      0.045      0.000       0.045      (0.045)     --     1.000    4.59%   38,492     1.12%(1)   4.41%(1) n/a
Year Ended
August 31, 1997 1.000      0.043       0.000       0.043    (0.043)      --     1.000    4.41%   28,572     1.12%(1)    4.31%(1) n/a

Year Ended
August 31, 1996 1.000      0.044      0.000       0.044    (0.044)      --      1.000    4.47%   22,906     1.13%(1)   4.30%(1) n/a

September 2, 1994 (2)
to August 31, 1995 1.000(3)  0.052    0.000       0.052    (0.052)    --        1.000    5.36%    5,072   0.40%(1,4)  5.38%(1,4) n/a



     (1) During the fiscal years ended August 31,1999, August 31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been, 1.02% and 4.04%, respectively, for the year ended August, 31 1999, 1.30% and 4.24%, respectively, for the year ended August 31,1998, 1.35% and 4.08%, respectively, for the year ended August 31,1997, 1.79% and 3.64%, respectively, for the year ended August 31,1996 and 6.69% and (0.91%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.


--------------------------------------------------------------------------------

(2) Commencement of operations.
(3) Initial offering price.
(4) Annualized.



* Assumes reinvestment of all dividends and distributions.
   Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)Assets(2) Assets(2)  Rate


Large Capitalization Value Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited)   $20.50       $0.10     ($2.47)     ($2.37)    ($0.17)    ($1.80)  $16.16   (12.68%)   $430  1.53%  0.16%         54%

January 4, 1999 (1)
to August 31, 1999  20.21   (0.02)  0.31         0.29           --      --      20.50    1.43%       172  1.72%  (0.53%)        67%




     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net  assets  would have been  2.21% and 1.02%  respectively,  for the year ended
August 31, 1999.


Large Capitalization Growth Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited)  $26.75     ($0.01)       $6.00       $5.99     --        ($1.66)   $31.08     23.19%     $659      1.25%   (0.66%)  24%

January 4, 1999 (1)
to August 31, 1999 24.74 (0.04)        2.05     2.01     --         --          26.75       8.12%       204     1.19%  (0.73%)   39%


     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been 3.31% and (2.86%)  respectively,  for the year ended
August 31, 1999.


Small Capitalization Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited) $10.04   ($0.02)       $1.29       $1.27       --      ($0.12)      $11.19    12.94%     $157   1.95%   (1.25%)     27%

January 4, 1999 (1)
To August 31, 1999 9.33  (0.02)    0.73         0.71     --         --          10.04      7.61%      73    1.42%   (1.02%)     32%



     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been 1.43% and (1.02%)  respectively,  for the year ended
August 31, 1999.




International Equity Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited)  $13.09     ($0.03)       $3.39       $3.36    ($0.08)    ($0.18)   $16.19     25.77%    $189    1.64%     (1.31%)   32%

January 4, 1999 (1)
to August 31, 1999  12.29 (0.02)     0.82         0.80     --         --        13.09      6.51%       68     2.16%   (0.77%)    46%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been 2.84% and (1.45%)  respectively,  for the year ended
August 31, 1999.


Investment Quality Bond Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited)  $9.88       $0.22     ($0.14)       $0.08    ($0.22)        --     $9.74     0.81%      $84    1.89%     4.49%      38%

January 4, 1999 (1)
to August 31, 1999  10.29  0.28    (0.41)     (0.13)     (0.28)     --          9.88     (1.32%)      64    1.07%     2.23%     62%


     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.13% and 2.29 %  respectively,  for the year ended
August 31, 1999.


Municipal Bond Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited) $10.00       $0.17     ($0.34)     ($0.17)    ($0.17)    ($0.06)    $9.60    (1.75%)      $8     2.20%    3.43%      12%

January 4, 1999 (1)
to August 31, 1999 10.66    0.25    (0.66)      (0.41)     (0.25)     --        10.00    (3.91%)       8     1.24%    1.76%      23%



     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.44% and 1.96 %  respectively,  for the year ended
August 31, 1999.




U.S. Government Money Market Portfolio (Class B)

September 1, 1999 to
February 29, 2000
(Unaudited)  $1.000      $0.018      --          $1.018   ($0.018)     --       $1.000     1.86%      $93    1.83%     3.69%    n/a

January 4, 1999 (1)
to August 31, 1999 1.000     0.022      --          0.022    (0.022)     --     1.000      1.94%       70    1.06%    1.82%     n/a

     (1) During the fiscal year ended August 31,1999, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.10% and 1.86 % respectively, for the year ended August 31, 1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Commencement of offering.
(2) Annualized.

*  Assumes reinvestment of all dividends and distributions.
   Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)Assets(2) Assets(2)  Rate


Large Capitalization Value Portfolio (Class C)

September 1, 1999 to
February 29, 2000
(Unaudited)    $20.52       $0.02     ($2.39)     ($2.37)    ($0.17)    ($1.80) $16.18   (12.67%)   $3,11  1.79%    (0.09%)     54%

January 4, 1999 (1)
to August 31, 1999 20.21      0.04    0.27           0.31     --          --    20.52      1.53%     1,138  0.61%    0.56%     67%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.41% and 1.36 %  respectively,  for the year ended
August 31, 1999.

Large Capitalization Growth Portfolio (Class C)

September 1, 1999 to
February 29, 2000
 (Unaudited)  $26.78    ($0.01)      $6.10       $6.09      --        ($1.66)   $31.21    23.24%    $5,931   1.86%   (1.28%)   24%

January 4, 1999 (1)
to August 31, 1999  24.74   (0.10)   2.14         2.04     --          --       26.78      8.25%     2,209   1.22%   (0.82%)   39%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.34% and 0.94 %  respectively,  for the year ended
August 31, 1999.

Small Capitalization Portfolio (Class C)

September 1, 1999 to
February 29, 2000
(Unaudited)  $10.06     ($0.02)      $1.31       $1.29     --         ($0.12)   $11.23     13.11%    $1,506    1.62% (0.92%)     27%

January 4, 1999 (1)
to August 31, 1999  9.33   (0.02)     0.75         0.73     --          --      10.06     13.72%      243      1.46%  (1.09%)    32%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets would have been 1.56% and (1.19 %)  respectively,  for the year ended
August 31, 1999.



International Equity Portfolio (Class C)

September 1, 1999 to
February 29, 2000
Unaudited)   $13.10     ($0.05)      $3.41       $3.36    ($0.08)     ($0.18)   $16.20     25.75%      $960    2.09% (1.72%)    32%

January 4, 1999 (1)
to August 31, 1999  12.29  0.02     0.79        $ 0.81    --          --         13.10      6.59%      380      1.15%  0.20%    46%


     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.29% and 0.34 %  respectively,  for the year ended
August 31, 1999.


Investment Quality Bond Portfolio (Class C)

September 1, 1999 to
February 29, 2000
(Unaudited) $9.89       $0.22    ($0.13)       $0.09    ($0.22)      --         $9.76     0.93%     $1,152    1.88%    4.49%    38%

January 4, 1999 (1)
to August 31, 1999  10.29  0.28   (0.40)       (0.12)     (0.28)      --        9.89    (1.21%)        284    1.26%   2.69%    62%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.30% and 2.73 %  respectively,  for the year ended
August 31, 1999.


Municipal Bond Portfolio (Class C)

September 1, 1999 to
February 29, 2000
(Unaudited) $10.00       $0.16    ($0.33)     ($0.17)    ($0.17)     ($0.06)    $9.60    (1.75%)      $76      2.21%    3.52%    12%

January 4, 1999 (1)
to August 31, 1999  10.66   0.25     (0.68)       (0.43)     (0.23)      --      10.00    (4.12%)      38       0.68%   2.64%   23%

     (1)  During  the  fiscal  year  ended  August  31,1999,   Saratoga  Capital
Management  waived a portion  of its  management  fees.  During  all other  time periods presented above,  Saratoga Capital Management waived all of its fees and assumed a portion  of the  operating  expenses.  Additionally,  for the  periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective  periods,  the ratios of net operating  expenses to average  daily net assets and of net  investment  income (loss) to average daily net assets  would have been  1.82% and 3.78 %  respectively,  for the year ended
August 31, 1999.



U.S. Government Money Market Portfolio (Class C)

September 1, 1999 to
February 29, 2000
(Unaudited) $1.000     $0.018     --          $0.018     $0.018      --         $1.000    1.86%     $994     1.82%  3.80%       n/a

January 4, 1999 (1)
to August 31, 1999 1.000   0.022    --        0.022    (0.022)      --          1.000      1.99%     295     1.22%    2.03%    n/a

     (1) During the fiscal year ended August 31,1999, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.26% and 2.07 % respectively, for the year ended August 31, 1999.

--------------------------------------------------------------------------------

(1) Commencement of offering.
(2) Annualized


*  Assumes reinvestment of all dividends and distributions.  Aggregate
(not annualized) total return is shown for any period shorter than one year.




                              TRUSTEES AND OFFICERS



  Bruce E. Ventimiglia               Trustee, Chairman, President & CEO
  Patrick H. McCollough              Trustee
  Udo W. Koopmann                    Trustee
  Floyd E. Seal                      Trustee
  Scott C. Kane                      Vice President & Secretary
  Stephen Ventimiglia                Vice President
  William P. Marra                   Treasurer & Chief Financial Officer
  Mary A. Nelson                     Assistant Treasurer
  Karen Jacoppo-Wood                 Assistant Secretary




  Investment Manager                       Distributor

  Saratoga Capital Management              Funds Distributor Inc.
  1501 Franklin Avenue                     60 State Street, Suite 1300
  Mineola, NY 11501-4803                   Boston, MA 02109


  Transfer and Shareholder
      Servicing Agent                                  Custodian

  State Street Bank and Trust Company      State Street Bank and Trust Company
  P.O. Box 8514                            P.O. Box 351
  Boston, MA  02266                        Boston, MA  02101